AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.1%
Affiliated Mutual Funds — 2.6%
AST Goldman Sachs Small-Cap Value Portfolio*	1,228,891	$ 24,012,519
AST Small-Cap Growth Opportunities Portfolio*	2,194,741	55,812,271
AST Small-Cap Growth Portfolio*	954,554	59,086,899
AST Small-Cap Value Portfolio*	3,279,651	72,414,698

Total Affiliated Mutual Funds (cost $177,089,528)(w)		211,326,387
Common Stocks — 48.6%
Aerospace & Defense — 0.8%
Airbus SE (France)*	97,552	7,096,128
BAE Systems PLC (United Kingdom)	850,700	5,276,254
Boeing Co. (The)	200,983	33,214,451
L3Harris Technologies, Inc.	67,209	11,414,777
Leonardo SpA (Italy)	251,400	1,470,940
Safran SA (France)*	92,373	9,104,810
		67,577,360
Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	149,800	6,811,920
DSV Panalpina A/S (Denmark)	53,054	8,619,499
Expeditors International of Washington, Inc.	203,579	18,427,971
Royal Mail PLC (United Kingdom)	532,504	1,637,437
United Parcel Service, Inc. (Class B Stock)	226,907	37,809,514
		73,306,341
Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)*	1,817,300	1,658,887
Deutsche Lufthansa AG (Germany)*(a)	104,000	895,413
International Consolidated Airlines Group SA (United Kingdom)(a)	396,900	483,484
Japan Airlines Co. Ltd. (Japan)*	104,900	1,965,158
Qantas Airways Ltd. (Australia)*	956,000	2,813,678
Southwest Airlines Co.	257,478	9,655,425
		17,472,045
Auto Components — 0.3%
Cie Generale des Etablissements Michelin SCA (France)	28,300	3,017,013
Magna International, Inc. (Canada)	238,243	10,899,617
Pirelli & C SpA (Italy), 144A*	281,152	1,205,755
Xinyi Glass Holdings Ltd. (Hong Kong)	2,168,000	4,382,140
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	1,792,258
		21,296,783
Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	44,700	3,236,903
Daimler AG (Germany)	50,400	2,709,340
Honda Motor Co. Ltd. (Japan)	145,500	3,430,277
Isuzu Motors Ltd. (Japan)	323,200	2,826,670
Peugeot SA (France)*	112,200	2,034,176
Toyota Motor Corp. (Japan)	36,600	2,413,666
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)*(a)	18,200	$ 3,178,051
		19,829,083
Banks — 1.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA*	129,900	1,091,121
Aozora Bank Ltd. (Japan)	111,800	1,854,730
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	1,229,272
Banco Santander SA (Spain)*	1,134,300	2,120,855
Bank of America Corp.	387,734	9,340,512
Barclays PLC (United Kingdom)*	1,448,900	1,826,434
BAWAG Group AG (Austria), 144A*	68,300	2,467,663
BNP Paribas SA (France)*	101,200	3,668,419
Credit Agricole SA (France)*	243,800	2,133,317
Danske Bank A/S (Denmark)*	159,400	2,160,797
DBS Group Holdings Ltd. (Singapore)	130,300	1,913,613
DNB ASA (Norway)*	173,900	2,399,176
Fifth Third Bancorp	936,601	19,968,333
Gunma Bank Ltd. (The) (Japan)	371,000	1,235,425
ING Groep NV (Netherlands)*	244,900	1,739,692
JPMorgan Chase & Co.	155,794	14,998,288
Keiyo Bank Ltd. (The) (Japan)	163,500	757,164
Lloyds Banking Group PLC (United Kingdom)*	2,667,500	903,565
Mediobanca Banca di Credito Finanziario SpA (Italy)	240,200	1,882,256
Mitsubishi UFJ Financial Group, Inc. (Japan)	806,800	3,190,939
Mizuho Financial Group, Inc. (Japan)	171,050	2,135,944
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,500,009
Nordea Bank Abp (Finland)*	246,200	1,877,444
Resona Holdings, Inc. (Japan)	553,800	1,882,562
Signature Bank	75,746	6,286,161
Societe Generale SA (France)*	67,600	893,369
Sumitomo Mitsui Financial Group, Inc. (Japan)	103,700	2,880,338
Swedbank AB (Sweden) (Class A Stock)*	122,000	1,911,787
Wells Fargo & Co.	1,161,333	27,302,939
		123,552,124
Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)(a)	176,307	13,279,443
C&C Group PLC (Ireland)	408,900	1,035,661
Coca-Cola Co. (The)	190,076	9,384,052
Diageo PLC (United Kingdom)	178,346	6,117,645
Monster Beverage Corp.*	326,199	26,161,160
PepsiCo, Inc.	60,870	8,436,582
		64,414,543
Biotechnology — 0.8%
AbbVie, Inc.	198,911	17,422,615
CSL Ltd. (Australia)	54,241	11,212,023
Gilead Sciences, Inc.	129,784	8,201,051
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Pharming Group NV (Netherlands)*(a)	1,367,900	$ 1,519,664
Regeneron Pharmaceuticals, Inc.*	42,657	23,878,535
Swedish Orphan Biovitrum AB (Sweden)*	178,200	4,318,592
		66,552,480
Building Products — 0.6%
AGC, Inc. (Japan)	85,400	2,502,170
Cie de Saint-Gobain (France)*	70,600	2,968,870
Daikin Industries Ltd. (Japan)	70,600	12,982,914
dormakaba Holding AG (Switzerland)*	4,000	2,165,276
Fortune Brands Home & Security, Inc.	111,186	9,619,813
Kingspan Group PLC (Ireland)*	148,418	13,515,084
Nibe Industrier AB (Sweden) (Class B Stock)*	267,435	6,882,147
		50,636,274
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	196,800	2,531,575
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	108,712	3,594,019
Charles Schwab Corp. (The)	314,844	11,406,798
Credit Suisse Group AG (Switzerland)	471,700	4,724,462
FactSet Research Systems, Inc.(a)	37,369	12,514,131
Investec PLC (South Africa)	263,400	484,933
London Stock Exchange Group PLC (United Kingdom)	110,667	12,660,986
Morgan Stanley	722,816	34,948,154
Natixis SA (France)*	488,100	1,095,915
Nomura Holdings, Inc. (Japan)	728,900	3,309,491
Partners Group Holding AG (Switzerland)	11,234	10,342,167
SEI Investments Co.	211,140	10,709,021
State Street Corp.	193,152	11,459,708
UBS Group AG (Switzerland)	478,000	5,328,620
Vontobel Holding AG (Switzerland)	24,900	1,635,076
		126,745,056
Chemicals — 1.2%
Arkema SA (France)	32,100	3,399,908
CF Industries Holdings, Inc.	361,786	11,110,448
Chr Hansen Holding A/S (Denmark)	29,893	3,313,946
DuPont de Nemours, Inc.	452,499	25,104,644
Kaneka Corp. (Japan)	50,000	1,401,659
Lintec Corp. (Japan)	84,700	1,971,330
Mitsubishi Chemical Holdings Corp. (Japan)	270,500	1,557,805
Mitsubishi Gas Chemical Co., Inc. (Japan)	177,200	3,291,662
Mitsui Chemicals, Inc. (Japan)	86,300	2,069,538
Sherwin-Williams Co. (The)	24,850	17,313,989
Sika AG (Switzerland)	48,826	11,974,680
Solvay SA (Belgium)	22,800	1,960,424
Teijin Ltd. (Japan)	96,400	1,494,123
Toagosei Co. Ltd. (Japan)	133,600	1,433,386
Tokuyama Corp. (Japan)	78,600	1,893,745
Ube Industries Ltd. (Japan)	140,900	2,375,952
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Yara International ASA (Norway)	74,600	$ 2,870,979
		94,538,218
Commercial Services & Supplies — 0.6%
Babcock International Group PLC (United Kingdom)	325,500	1,051,354
Cintas Corp.	48,212	16,046,400
Loomis AB (Sweden)*	68,300	1,870,686
Rentokil Initial PLC (United Kingdom)*	1,176,728	8,118,583
Securitas AB (Sweden) (Class B Stock)*	171,800	2,628,012
Societe BIC SA (France)	39,300	2,061,999
Stericycle, Inc.*(a)	112,500	7,094,250
TOMRA Systems ASA (Norway)*	155,971	6,708,400
		45,579,684
Communications Equipment — 0.4%
Cisco Systems, Inc.	776,791	30,597,798
Construction & Engineering — 0.2%
Bouygues SA (France)	72,900	2,529,717
CIMIC Group Ltd. (Australia)*	1	13
Hazama Ando Corp. (Japan)	318,600	2,202,961
HOCHTIEF AG (Germany)	27,200	2,113,613
Kandenko Co. Ltd. (Japan)	183,500	1,500,156
Obayashi Corp. (Japan)	210,000	1,906,577
Skanska AB (Sweden) (Class B Stock)*	147,000	3,101,043
		13,354,080
Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	1,812,000	2,497,543
HeidelbergCement AG (Germany)	27,000	1,652,207
Imerys SA (France)	37,200	1,383,639
Wienerberger AG (Austria)*	88,200	2,328,671
		7,862,060
Consumer Finance — 0.1%
Capital One Financial Corp.	67,476	4,848,826
Credit Saison Co. Ltd. (Japan)	100,600	1,065,679
		5,914,505
Containers & Packaging — 0.3%
International Paper Co.	513,275	20,808,168
Rengo Co. Ltd. (Japan)	267,800	2,021,543
Smurfit Kappa Group PLC (Ireland)	58,500	2,293,187
		25,122,898
Distributors — 0.0%
Inchcape PLC (United Kingdom)*	136,200	773,335
Diversified Consumer Services — 0.2%
TAL Education Group (China), ADR*	202,892	15,427,908
Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	498,091	9,085,180
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,748,604

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	538,400	$ 2,485,732
ORIX Corp. (Japan)	185,400	2,302,112
		16,621,628
Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	1,812,200	2,296,978
Deutsche Telekom AG (Germany)	183,500	3,066,852
Nippon Telegraph & Telephone Corp. (Japan)	390,000	7,949,447
Orange SA (France)	347,300	3,614,184
Telefonica SA (Spain)	431,500	1,481,842
United Internet AG (Germany)	84,300	3,223,968
Verizon Communications, Inc.	253,719	15,093,743
		36,727,014
Electric Utilities — 1.1%
Edison International	270,999	13,777,589
Endesa SA (Spain)	124,600	3,328,649
Enel SpA (Italy)	680,500	5,905,615
Iberdrola SA (Spain)	318,300	3,906,794
NextEra Energy, Inc.	70,482	19,562,984
Orsted A/S (Denmark), 144A	85,021	11,665,801
Southern Co. (The)	607,875	32,958,983
		91,106,415
Electrical Equipment — 0.1%
Rockwell Automation, Inc.	35,529	7,840,540
Signify NV (Netherlands), 144A*	105,000	3,894,085
		11,734,625
Electronic Equipment, Instruments & Components — 0.8%
Daiwabo Holdings Co. Ltd. (Japan)	33,100	2,131,824
Halma PLC (United Kingdom)	221,922	6,694,374
Hexagon AB (Sweden) (Class B Stock)*	227,584	17,165,615
Hitachi Ltd. (Japan)	56,900	1,926,534
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,722,342
Keyence Corp. (Japan)	40,100	18,687,179
Kingboard Holdings Ltd. (China)	915,000	3,028,277
TE Connectivity Ltd.	108,727	10,626,977
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	670,917
Venture Corp. Ltd. (Singapore)	196,300	2,775,656
		65,429,695
Energy Equipment & Services — 0.1%
Schlumberger NV	577,196	8,981,170
Entertainment — 0.9%
AMC Entertainment Holdings, Inc. (Class A Stock)	5,625	26,494
Electronic Arts, Inc.*	161,328	21,038,785
NetEase, Inc. (China)	688,675	12,341,172
Sea Ltd. (Taiwan), ADR*(a)	48,237	7,430,427
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Walt Disney Co. (The)	217,732	$ 27,016,187
		67,853,065
Equity Real Estate Investment Trusts (REITs) — 2.6%
AEON REIT Investment Corp. (Japan)	1,200	1,385,087
Agree Realty Corp.(a)	10,315	656,447
Alexandria Real Estate Equities, Inc.	40,615	6,498,400
American Homes 4 Rent (Class A Stock)	120,079	3,419,850
American Tower Corp.	28,325	6,847,002
Americold Realty Trust	63,805	2,281,029
Apartment Investment & Management Co. (Class A Stock)	55,148	1,859,591
AvalonBay Communities, Inc.(a)	33,522	5,006,175
Camden Property Trust	25,110	2,234,288
CoreSite Realty Corp.	9,822	1,167,639
Crown Castle International Corp.	15,715	2,616,547
Digital Realty Trust, Inc.	43,038	6,316,257
Duke Realty Corp.	226,067	8,341,872
Equinix, Inc.	12,925	9,824,680
Equity LifeStyle Properties, Inc.	73,752	4,520,998
Equity Residential	118,878	6,102,008
Essex Property Trust, Inc.	19,663	3,948,134
First Industrial Realty Trust, Inc.	43,677	1,738,345
Gaming & Leisure Properties, Inc.	32,219	1,189,848
Healthpeak Properties, Inc.	102,197	2,774,648
Invitation Homes, Inc.	187,160	5,238,608
Kimco Realty Corp.	55,016	619,480
MGM Growth Properties LLC (Class A Stock)	143,016	4,001,588
Mid-America Apartment Communities, Inc.	32,352	3,751,214
Mirvac Group (Australia)	1,279,400	2,005,285
Prologis, Inc.	183,423	18,456,022
Public Storage	13,271	2,955,717
QTS Realty Trust, Inc. (Class A Stock)(a)	13,754	866,777
Realty Income Corp.	41,262	2,506,666
Regency Centers Corp.	46,307	1,760,592
Rexford Industrial Realty, Inc.	42,976	1,966,582
SBA Communications Corp.	81,554	25,973,318
Segro PLC (United Kingdom)	793,094	9,541,414
SL Green Realty Corp.(a)	165,680	7,682,582
Stockland (Australia)	808,100	2,201,436
Sun Communities, Inc.	64,242	9,033,068
Sunstone Hotel Investors, Inc.	83,712	664,673
UDR, Inc.	87,516	2,853,897
Welltower, Inc.	73,300	4,038,097
Weyerhaeuser Co.	862,192	24,589,716
		209,435,577
Food & Staples Retailing — 0.7%
Carrefour SA (France)	194,400	3,113,933
Costco Wholesale Corp.	34,126	12,114,730
J Sainsbury PLC (United Kingdom)	1,474,700	3,627,158
Koninklijke Ahold Delhaize NV (Netherlands)	283,500	8,397,739

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	45,400	$ 1,657,004
Metcash Ltd. (Australia)	1,047,200	2,074,587
METRO AG (Germany)	110,700	1,104,752
Tesco PLC (United Kingdom)	1,936,900	5,311,023
Valor Holdings Co. Ltd. (Japan)	38,700	1,070,288
Walmart, Inc.	94,549	13,228,350
Wm Morrison Supermarkets PLC (United Kingdom)	1,281,100	2,806,098
		54,505,662
Food Products — 0.8%
Bunge Ltd.	225,831	10,320,477
Conagra Brands, Inc.	434,098	15,501,640
Inghams Group Ltd. (Australia)	587,900	1,259,143
Leroy Seafood Group ASA (Norway)	450,600	2,593,207
Origin Enterprises PLC (Ireland)	206,800	811,770
Premier Foods PLC (United Kingdom)*(a)	672,846	805,436
Prima Meat Packers Ltd. (Japan)	70,600	2,172,877
Tate & Lyle PLC (United Kingdom)	359,600	3,085,795
Tyson Foods, Inc. (Class A Stock)	362,583	21,566,437
WH Group Ltd. (Hong Kong), 144A	5,764,000	4,717,161
Wilmar International Ltd. (China)	471,000	1,528,943
		64,362,886
Gas Utilities — 0.0%
Enagas SA (Spain)	73,900	1,701,941
Rubis SCA (France)	48,700	1,954,854
		3,656,795
Health Care Equipment & Supplies — 2.6%
Asahi Intecc Co. Ltd. (Japan)	162,500	5,102,333
Becton, Dickinson & Co.(a)	80,499	18,730,507
Coloplast A/S (Denmark) (Class B Stock)	74,078	11,691,434
Danaher Corp.	75,939	16,351,945
DexCom, Inc.*	38,515	15,877,038
Edwards Lifesciences Corp.*	177,374	14,157,993
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	274,205	6,022,770
Hologic, Inc.*	255,592	16,989,200
Hoya Corp. (Japan)	104,600	11,808,761
Intuitive Surgical, Inc.*	45,062	31,973,292
Medtronic PLC	256,178	26,622,018
Straumann Holding AG (Switzerland)	12,007	12,113,145
Varian Medical Systems, Inc.*	31,676	5,448,272
Zimmer Biomet Holdings, Inc.	95,517	13,003,684
		205,892,392
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp. (Japan)	104,600	2,289,869
CVS Health Corp.	293,523	17,141,743
Fresenius SE & Co. KGaA (Germany)	86,500	3,932,610
Medipal Holdings Corp. (Japan)	95,000	1,902,795
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Toho Holdings Co. Ltd. (Japan)	42,900	$ 925,644
		26,192,661
Health Care Technology — 0.2%
Cerner Corp.	184,145	13,311,842
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. (Australia)	323,489	7,012,256
Betsson AB (Sweden)*	207,400	1,595,477
Compass Group PLC (United Kingdom)	477,275	7,173,593
Las Vegas Sands Corp.	155,129	7,238,319
Starbucks Corp.	147,987	12,715,043
Yum China Holdings, Inc. (China)	109,217	5,783,040
Yum! Brands, Inc.	99,281	9,064,355
		50,582,083
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	231,000	1,414,053
Bellway PLC (United Kingdom)	55,100	1,666,192
Haseko Corp. (Japan)	158,200	2,076,350
Nikon Corp. (Japan)	227,800	1,531,875
Redrow PLC (United Kingdom)*	193,000	1,004,743
Sumitomo Forestry Co. Ltd. (Japan)	80,700	1,283,866
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,552,837
Vistry Group PLC (United Kingdom)*	206,500	1,515,820
		12,045,736
Household Products — 0.3%
Colgate-Palmolive Co.	147,787	11,401,767
Kimberly-Clark Corp.	85,536	12,630,246
		24,032,013
Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (United Kingdom)	281,500	1,705,100
General Electric Co.	4,389,415	27,346,056
Rheinmetall AG (Germany)	36,500	3,281,801
Roper Technologies, Inc.	38,738	15,305,771
		47,638,728
Insurance — 1.8%
Aegon NV (Netherlands)	398,200	1,036,398
Ageas SA/NV (Belgium)	67,000	2,740,936
AIA Group Ltd. (Hong Kong)	1,242,800	12,320,152
Allianz SE (Germany)	26,400	5,063,850
American International Group, Inc.	822,160	22,634,065
ASR Nederland NV (Netherlands)	63,500	2,141,948
Aviva PLC (United Kingdom)	527,900	1,942,117
AXA SA (France)	173,900	3,206,615
Baloise Holding AG (Switzerland)	12,200	1,793,387
Chubb Ltd.	236,730	27,489,088
CNP Assurances (France)*	146,900	1,836,011
Dai-ichi Life Holdings, Inc. (Japan)	144,200	2,026,851
Helvetia Holding AG (Switzerland)	26,500	2,254,066
Legal & General Group PLC (United Kingdom)	686,400	1,658,451

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Mapfre SA (Spain)	1,058,800	$ 1,660,054
Marsh & McLennan Cos., Inc.	141,151	16,190,020
MetLife, Inc.	514,562	19,126,269
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	11,500	2,910,793
NN Group NV (Netherlands)	78,800	2,957,823
Sompo Holdings, Inc. (Japan)	57,000	1,964,029
Swiss Life Holding AG (Switzerland)	13,700	5,184,443
Unipol Gruppo SpA (Italy)*	473,000	2,066,787
UnipolSai Assicurazioni SpA (Italy)	759,000	1,980,487
Zurich Insurance Group AG (Switzerland)	11,600	4,038,064
		146,222,704
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	12,919	18,934,087
Alphabet, Inc. (Class C Stock)*	25,107	36,897,247
Facebook, Inc. (Class A Stock)*	170,899	44,758,448
Match Group, Inc.*	71,971	7,963,591
Tencent Holdings Ltd. (China)	347,000	23,396,746
		131,950,119
Internet & Direct Marketing Retail — 2.2%
Alibaba Group Holding Ltd. (China)*	804,768	28,995,932
Alibaba Group Holding Ltd. (China), ADR*	194,328	57,128,545
Amazon.com, Inc.*	24,552	77,307,619
MercadoLibre, Inc. (Argentina)*(a)	9,350	10,121,188
		173,553,284
IT Services — 2.0%
Adyen NV (Netherlands), 144A*	8,919	16,431,622
Amadeus IT Group SA (Spain)	138,651	7,718,895
Atos SE (France)*	30,300	2,440,296
Automatic Data Processing, Inc.	33,887	4,726,898
Capgemini SE (France)	115,399	14,798,238
DTS Corp. (Japan)	95,900	2,040,090
Genpact Ltd.	352,490	13,729,485
Link Administration Holdings Ltd. (Australia)	637,600	1,715,046
Mastercard, Inc. (Class A Stock)	57,041	19,289,555
NS Solutions Corp. (Japan)	53,100	1,639,037
PayPal Holdings, Inc.*	113,066	22,277,394
Shopify, Inc. (Canada) (Class A Stock)*	8,581	8,778,106
Sopra Steria Group (France)*	21,600	3,437,162
Visa, Inc. (Class A Stock)(a)	216,026	43,198,719
		162,220,543
Life Sciences Tools & Services — 0.9%
Illumina, Inc.*	53,230	16,452,328
Lonza Group AG (Switzerland)	27,234	16,773,442
Sartorius Stedim Biotech (France)	19,496	6,728,273
Thermo Fisher Scientific, Inc.	71,539	31,585,899
		71,539,942
	Shares	Value

Common Stocks (continued)
Machinery — 1.7%
Atlas Copco AB (Sweden) (Class A Stock)	288,036	$ 13,739,039
Caterpillar, Inc.	46,100	6,875,815
Cummins, Inc.	51,335	10,839,899
Deere & Co.	124,392	27,568,999
Duerr AG (Germany)	33,900	1,041,729
Fortive Corp.	187,418	14,283,126
Hong Leong Asia Ltd. (Singapore)	377,000	126,183
Illinois Tool Works, Inc.	58,125	11,230,331
Rational AG (Germany)(a)	11,656	9,140,092
Sandvik AB (Sweden)*	99,000	1,930,770
SKF AB (Sweden) (Class B Stock)	132,500	2,730,991
SMC Corp. (Japan)	22,600	12,541,454
Spirax-Sarco Engineering PLC (United Kingdom)	53,460	7,612,892
Sumitomo Heavy Industries Ltd. (Japan)	67,500	1,564,415
Tsubakimoto Chain Co. (Japan)	74,400	1,753,311
Valmet OYJ (Finland)	115,900	2,861,455
Vesuvius PLC (United Kingdom)*	152,000	774,905
Volvo AB (Sweden) (Class B Stock)*	333,500	6,429,263
		133,044,669
Marine — 0.0%
D/S Norden A/S (Denmark)	90,500	1,467,888
Dfds A/S (Denmark)*	44,500	1,489,915
		2,957,803
Media — 0.5%
Comcast Corp. (Class A Stock)	345,143	15,966,315
Fox Corp. (Class B Stock)	383,647	10,730,607
News Corp. (Class A Stock)	683,866	9,587,801
Nippon Television Holdings, Inc. (Japan)	193,400	2,076,683
Reach PLC (United Kingdom)*	126,600	126,422
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,866,207
Telenet Group Holding NV (Belgium)	52,100	2,023,703
		42,377,738
Metals & Mining — 0.4%
Anglo American PLC (South Africa)	183,700	4,427,264
Aurubis AG (Germany)	28,200	1,915,948
Bekaert SA (Belgium)	89,000	1,849,987
BHP Group Ltd. (Australia)	126,400	3,230,712
Boliden AB (Sweden)	80,300	2,383,590
Fortescue Metals Group Ltd. (Australia)	511,400	6,002,873
Mineral Resources Ltd. (Australia)	64,200	1,153,782
Perenti Global Ltd. (Australia)	963,600	794,385
Rio Tinto Ltd. (Australia)	67,500	4,577,523
St. Barbara Ltd. (Australia)	859,100	1,841,515
		28,177,579
Multiline Retail — 0.1%
Dollarama, Inc. (Canada)	189,147	7,250,244
Harvey Norman Holdings Ltd. (Australia)	737,000	2,403,123

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Multiline Retail (cont’d.)
Kohl’s Corp.	39,446	$ 730,935
Marks & Spencer Group PLC (United Kingdom)	849,800	1,066,296
		11,450,598
Multi-Utilities — 0.3%
A2A SpA (Italy)	1,854,000	2,696,783
AGL Energy Ltd. (Australia)	243,600	2,381,638
Ameren Corp.	136,399	10,786,433
Engie SA (France)*	162,000	2,165,972
Sempra Energy	63,443	7,509,114
		25,539,940
Oil, Gas & Consumable Fuels — 1.4%
Beach Energy Ltd. (Australia)	1,069,900	1,022,309
BP PLC (United Kingdom)	155,934	453,353
ConocoPhillips	231,539	7,603,741
Enbridge, Inc. (Canada)	229,558	6,703,093
Equinor ASA (Norway)	123,600	1,756,322
Exxon Mobil Corp.	341,310	11,717,172
Neste OYJ (Finland)	177,050	9,298,556
OMV AG (Austria)*	86,600	2,374,423
Pioneer Natural Resources Co.	93,707	8,057,865
Reliance Industries Ltd. (India)	472,656	14,345,050
Reliance Industries Ltd., PP (India)	32,944	608,910
Repsol SA (Spain)	363,200	2,432,809
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	158,400	1,920,191
TC Energy Corp. (Canada)	338,381	14,218,770
TOTAL SE (France)	96,000	3,275,373
TOTAL SE (France), ADR	722,815	24,792,554
		110,580,491
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	2,058,818
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	60,216	13,142,142
L’Oreal SA (France)	30,889	10,041,550
Shiseido Co. Ltd. (Japan)	119,400	6,849,689
		30,033,381
Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	323,800	4,824,611
Bayer AG (Germany)	74,300	4,575,497
Elanco Animal Health, Inc.*	355,131	9,918,809
GlaxoSmithKline PLC (United Kingdom)	629,400	11,775,095
Ipsen SA (France)	21,900	2,295,936
Johnson & Johnson	158,511	23,599,118
Merck & Co., Inc.	89,145	7,394,578
Novartis AG (Switzerland)	121,300	10,515,617
Novartis AG (Switzerland), ADR	155,365	13,510,540
Novo Nordisk A/S (Denmark), ADR	92,513	6,423,178
Novo Nordisk A/S (Denmark) (Class B Stock)	177,849	12,291,195
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Perrigo Co. PLC	192,817	$ 8,852,228
Pfizer, Inc.	446,062	16,370,475
Roche Holding AG (Switzerland)	51,600	17,675,334
Roche Holding AG (Switzerland), ADR	518,086	22,179,262
Sanofi (France)	108,500	10,847,746
Sawai Pharmaceutical Co. Ltd. (Japan)	39,600	1,996,694
Shionogi & Co. Ltd. (Japan)	45,700	2,445,413
Teva Pharmaceutical Industries Ltd. (Israel)*	173,300	1,567,403
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	1,973,369
UCB SA (Belgium)	26,100	2,962,966
Zoetis, Inc.	116,984	19,345,644
		213,340,708
Professional Services — 0.5%
Adecco Group AG (Switzerland)	61,700	3,246,588
Experian PLC (United Kingdom)	364,184	13,694,349
Nielsen Holdings PLC	412,847	5,854,170
Nihon M&A Center, Inc. (Japan)	135,000	7,719,787
Teleperformance (France)	22,810	7,033,485
		37,548,379
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	952,020
Daito Trust Construction Co. Ltd. (Japan)	30,400	2,693,623
Daiwa House Industry Co. Ltd. (Japan)	115,100	2,952,938
Nexity SA (France)	29,500	899,113
Nomura Real Estate Holdings, Inc. (Japan)	84,800	1,608,017
		9,105,711
Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	135,311	14,410,614
Firstgroup PLC (United Kingdom)*	766,000	379,102
Go-Ahead Group PLC (The) (United Kingdom)	96,500	723,481
National Express Group PLC (United Kingdom)*	469,400	924,309
Sankyu, Inc. (Japan)	46,800	1,840,834
		18,278,340
Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	360,782	21,448,490
ASML Holding NV (Netherlands)	25,071	9,246,285
Dialog Semiconductor PLC (United Kingdom)*	63,800	2,783,409
Infineon Technologies AG (Germany)	552,175	15,529,358
NVIDIA Corp.	77,695	42,050,088
NXP Semiconductors NV (Netherlands)	152,028	18,974,615
QUALCOMM, Inc.	435,847	51,290,475
Siltronic AG (Germany)	20,200	1,814,271
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,274,000	19,247,220
Texas Instruments, Inc.	134,414	19,192,975
Tokyo Seimitsu Co. Ltd. (Japan)	46,700	1,484,478

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Ulvac, Inc. (Japan)	58,100	$ 2,108,532
		205,170,196
Software — 3.7%
Adobe, Inc.*	23,809	11,676,648
Atlassian Corp. PLC (Class A Stock)*	29,566	5,374,803
Autodesk, Inc.*	210,707	48,675,424
Check Point Software Technologies Ltd. (Israel)*	25,800	3,104,772
Intuit, Inc.	52,453	17,110,693
Micro Focus International PLC (United Kingdom)*	218,500	691,825
Microsoft Corp.	408,003	85,815,271
Oracle Corp.	496,730	29,654,781
salesforce.com, Inc.*	213,158	53,570,869
SAP SE (Germany)	80,867	12,567,347
TeamViewer AG (Germany), 144A*	59,421	2,932,876
Temenos AG (Switzerland)(a)	66,085	8,887,725
Workday, Inc. (Class A Stock)*(a)	57,451	12,359,434
		292,422,468
Specialty Retail — 0.3%
EDION Corp. (Japan)	185,400	1,939,814
Geo Holdings Corp. (Japan)	96,500	1,528,384
Kingfisher PLC (United Kingdom)	758,200	2,900,223
Super Retail Group Ltd. (Australia)	335,300	2,543,333
TJX Cos., Inc. (The)	228,086	12,692,986
		21,604,740
Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	116,600	1,850,856
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	65,006	21,411,026
LVMH Moet Hennessy Louis Vuitton SE (France)	40,646	19,007,410
Pandora A/S (Denmark)	33,300	2,383,787
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,715,267
		44,517,490
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	286,223	6,768,804
Paragon Banking Group PLC (United Kingdom)	358,700	1,541,646
		8,310,450
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	265,100	9,514,861
Imperial Brands PLC (United Kingdom)	180,600	3,186,514
Philip Morris International, Inc.	263,936	19,792,561
		32,493,936
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	293,907	10,571,068
ITOCHU Corp. (Japan)	190,400	4,868,379
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Kanamoto Co. Ltd. (Japan)	92,800	$ 2,112,011
Marubeni Corp. (Japan)	478,600	2,713,181
Mitsui & Co. Ltd. (Japan)	119,600	2,052,852
Sojitz Corp. (Japan)(a)	1,001,900	2,272,376
Sumitomo Corp. (Japan)	87,100	1,044,152
		25,634,019
Transportation Infrastructure — 0.0%
Shenzhen International Holdings Ltd. (China)	636,000	1,012,789
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	269,000	6,782,393
NTT DOCOMO, Inc. (Japan)	64,900	2,393,126
		9,175,519

Total Common Stocks (cost $3,324,204,804)		3,872,835,772
Preferred Stocks — 0.3%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)*	60,900	3,624,661
Capital Markets — 0.0%
State Street Corp., Series G, 5.350%	15,000	415,950
Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%	106,073	4,936,637
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%	59,946	3,156,157
Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	80,512	7,926,406
Sempra Energy, Series B, CVT, 6.750%(a)	18,783	1,840,922
		9,767,328
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	9,249	410,286

Total Preferred Stocks (cost $22,809,473)		22,311,019

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.1%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	200	202,563
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	700	706,094

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	200	$ 200,467
Series 2020-03A, Class D
1.730%	07/15/26	200	200,508
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	2,900	3,304,448
Hertz Vehicle Financing II LP,
Series 2019-02A, Class A, 144A
3.420%	05/25/25	508	509,322
Series 2019-03A, Class A, 144A
2.670%	12/26/25	696	698,124
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A
2.950%	03/25/22	38	38,541
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	3,167,479
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	650,255
Oscar US Funding XI LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	1,793	1,806,050
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	300	306,285
Series 2020-03, Class D
1.640%	11/16/26	1,200	1,201,093
Santander Retail Auto Lease Trust,
Series 2020-A, Class A2, 144A
1.690%	01/20/23	1,957	1,976,526
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,880,780
			17,848,535
Collateralized Loan Obligations — 2.1%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	4,000	3,999,801
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/32	5,000	4,945,683
Apres Static CLO Ltd. (Cayman Islands),
Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
4.184%(c)	04/15/28	3,000	3,000,917
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.555%(c)	07/15/29	500	497,456
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.611%(c)	10/21/32	6,000	$ 5,984,933
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.635%(c)	07/15/32	4,500	4,482,272
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.313%(c)	07/17/28	1,200	1,192,998
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	07/15/29	1,499	1,488,381
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.615%(c)	10/15/32	2,500	2,494,763
Series 2020-21A, Class A1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.957%(c)	07/15/31	9,500	9,499,854
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	04/15/29	1,000	995,847
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.502%(c)	04/20/31	1,988	1,960,796
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.492%(c)	07/20/31	750	741,260
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.632%(c)	10/20/32	4,500	4,488,201
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.930%(c)	07/20/31	9,500	9,499,836
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.244%(c)	04/24/31	4,000	3,964,106
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.312%(c)	04/20/31	2,500	2,468,889
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.319%(c)	07/20/31	2,750	2,749,936
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.548%(c)	04/15/33	2,750	2,724,990

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.275%(c)	04/25/31	4,988	$ 4,894,302
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.736%(c)	10/17/31^	4,000	4,000,000
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.183%(c)	05/20/29	5,743	5,690,880
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.070%(c)	10/15/31	3,500	3,456,777
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.422%(c)	07/20/31	1,200	1,186,374
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A2, 144A
—%(p)	09/01/31	4,000	3,936,134
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.225%(c)	07/15/29	4,750	4,749,842
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.508%(c)	10/22/30	3,949	3,929,407
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
1.353%(c)	04/17/31	9,426	9,263,370
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.322%(c)	04/20/31	3,000	2,936,990
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.645%(c)	07/15/32	4,750	4,733,862
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.445%(c)	07/15/31	4,250	4,199,969
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.506%(c)	10/23/31	4,250	4,207,877
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.562%(c)	10/20/28	4,750	4,732,784
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.642%(c)	01/20/32	5,000	4,984,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.675%(c)	07/15/27	4,500	$ 4,455,469
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.452%(c)	10/18/31	5,238	5,186,412
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	01/25/31	3,000	2,974,359
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.845%(c)	01/25/31	1,750	1,720,427
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.215%(c)	04/25/31	3,000	2,949,808
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.423%(c)	01/17/31	3,750	3,679,801
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.054%(c)	07/15/31	8,000	7,905,103
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.408%(c)	01/22/31	2,000	1,984,286
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/29	1,473	1,470,009
			166,410,156
Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,300	1,333,674
Series 2019-01A, Class A, 144A
3.000%	12/20/27	1,900	1,877,712
Series 2019-02A, Class A, 144A
2.780%	04/20/28	900	909,865
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	600	610,480
Series 2020-AA, Class A, 144A
2.190%	08/21/34	400	401,254
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	114	114,576
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	501,360
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	501,492
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,400	1,410,208

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24		850	$ 864,367
Series 2018-B, Class C, 144A
5.430%	07/08/24		500	502,842
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24		1,010	1,012,618
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		1,200	1,220,995
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		900	916,741
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,300	1,308,733
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	02/25/23		420	409,926
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	08/25/25		1,000	964,837
				14,861,680
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		2,400	2,899,731
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A
—%(p)	11/15/28	GBP	1,275	1,645,196
				4,544,927
Home Equity Loans — 0.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.928%(c)	04/25/34		779	757,237
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
0.838%(c)	05/25/35		1,359	1,353,347
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W07, Class A2, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)
1.188%(c)	05/25/34		149	131,394
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.848%(c)	06/25/34		45	43,885
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
0.748%(c)	10/25/34		326	319,672
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.183%(c)	06/25/35	707	$ 707,057
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
0.293%(c)	09/25/36	717	682,611
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.358%(c)	12/25/36	2,900	2,713,756
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.608%(c)	10/25/35	400	369,765
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
0.218%(c)	08/25/37	874	535,804
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.943%(c)	07/25/34	95	93,369
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.003%(c)	08/25/34	174	172,850
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
0.598%(c)	02/25/36	900	855,102
Morgan Stanley ABS Capital, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
0.808%(c)	01/25/35	602	578,543
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.208%(c)	05/25/37	19	16,768
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
0.913%(c)	02/25/35	653	633,522
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.478%(c)	11/25/35	3,000	2,749,815
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.438%(c)	03/25/36	700	680,351
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.470%)
0.853%(c)	01/25/36	400	394,345
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.003%(c)	11/25/34	653	637,733

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
0.808%(c)	11/25/35	254	$ 253,542
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480% (Cap 14.000%, Floor 0.480%)
0.628%(c)	09/25/35	3,216	3,208,768
RASC Trust,
Series 2005-AHL01, Class M1, 1 Month LIBOR + 0.675% (Cap 14.000%, Floor 0.450%)
0.823%(c)	09/25/35	14	13,880
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440% (Cap 14.000%, Floor 0.440%)
0.588%(c)	11/25/35	1,600	1,587,589
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	557	321,440
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
0.988%(c)	08/25/35	2,200	2,026,399
Series 2006-03, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.398%(c)	11/25/36	4,000	3,692,712
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.208%(c)	11/25/36	23	9,504
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	05/25/36	89	89,357
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.088%(c)	11/25/33	50	47,502
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.398%(c)	04/25/37	4,028	2,081,618
			27,759,237
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.948%(c)	06/25/24	3,780	3,565,071
Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.390% (Cap N/A, Floor 0.390%)
0.538%(c)	03/25/36	1,867	1,848,724
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.450%)
0.823%(c)	07/25/35	3,461	3,450,353
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ01, Class A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.258%(c)	04/25/31	69	$ 119,572
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.398%(c)	04/25/36	2,460	1,875,393
C-BASS TRUST,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.208%(c)	11/25/36	19	11,136
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.350%)
1.198%(c)	09/25/34	359	357,056
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	06/25/37	2,206	2,023,041
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.678%(c)	02/25/36	634	629,625
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.388%(c)	05/25/36	1,635	1,631,151
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.608%(c)	05/25/36	2,600	2,541,798
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.888%(c)	08/25/47	718	697,648
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	451	452,626
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	07/25/37	36	28,148
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
5.684%(cc)	12/25/36	38	12,044
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.248%(c)	05/25/37	147	146,319
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.190% (Cap 12.250%, Floor 0.190%)
0.338%(c)	05/25/36	1,643	1,310,480
First Franklin Mortgage Loan Trust,
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.388%(c)	04/25/36	1,100	943,397
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
0.263%(c)	07/25/36	2,181	2,024,730

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.458%(c)	07/25/36	926	$ 874,291
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
0.883%(c)	09/25/35	127	125,251
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.238%(c)	06/25/36	1,200	837,996
Series 2007-HE02, Class A2C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.418%(c)	03/25/47	2,281	2,120,733
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	12/25/46	2,154	1,408,404
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	07/25/37	4,044	2,678,397
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.358%(c)	10/25/36	77	75,233
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.258%(c)	08/25/36	58	46,525
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.698%(c)	11/25/36	7,700	7,408,436
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	356	362,208
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	711	721,336
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	171	173,682
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,302	1,305,047
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	372	375,999
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.928%(c)	08/25/35	2,000	1,892,716
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	12/25/36	5,203	4,067,142
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
0.228%(c)	09/25/37	4	2,060
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	02/25/37	10	4,153
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.928%(c)	01/25/35	2,606	$ 2,557,724
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.198%(c)	07/25/36	40	20,460
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.198%(c)	11/25/36	1	422
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ02, Class M3, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.183%(c)	02/25/35	908	907,781
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.618%(c)	09/25/35	420	419,865
RAMP Trust,
Series 2005-RZ04, Class M3, 1 Month LIBOR + 0.520% (Cap 11.000%, Floor 0.520%)
0.668%(c)	11/25/35	1,000	994,462
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
0.478%(c)	04/25/36	400	385,969
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.480%)
0.868%(c)	05/25/35	500	486,541
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.520%)
0.928%(c)	05/25/35	772	709,780
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.438%(c)	09/25/36	3,000	2,779,073
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.458%(c)	09/25/37	542	523,371
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.278%(c)	05/25/37	192	157,051
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.208%(c)	12/25/36	60	19,225
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.198%(c)	12/25/36	2	1,049
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24	189	188,032
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
0.868%(c)	05/25/35	1,158	1,156,466

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.540%)
0.958%(c)	07/25/35		3,000	$ 2,873,269
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,354	3,695,980
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		700	726,009
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		1,817	1,888,997
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		124	129,442
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		9,105	9,644,355
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	05/25/58		477	477,196
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		2,320	2,427,114
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		2,400	2,444,469
Wachovia Mortgage Loan Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.660% (Cap 13.000%, Floor 0.440%)
0.808%(c)	10/25/35		353	357,193
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.208%(c)	10/25/36		67	34,820
				80,588,965
Student Loans — 0.2%
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
2.402%(c)	06/16/42		62	61,914
SLM Student Loan Trust,
Series 2003-05, Class A5
—%(p)	06/17/24	EUR	71	83,036
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.795%(c)	10/25/64		938	907,303
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		4,472	4,609,723
Series 2019-D, Class 1PT, 144A
2.592%(cc)	01/16/46		4,078	4,202,110
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		3,301	3,388,937
				13,253,023

Total Asset-Backed Securities (cost $322,667,088)				328,831,594
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans — 0.1%
Banks — 0.1%
Qatar National Bank (Qatar),
Term Loan, 3 Month LIBOR + 0.900%
1.153%(c)	12/22/20^		5,000	$ 4,992,500
Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25		481	482,854
Foods — 0.0%
Sigma Bidco BV (Netherlands),
Facility B4 Loan, 1 Month GBP LIBOR + 4.000%
4.055%(c)	07/02/25	GBP	1,450	1,798,506
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)
9.000%(c)	06/24/24		1,250	875,000
Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.000%(c)	04/20/26		307	295,861
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	879	976,136
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	203	226,987
Term B, 3 Month GBP LIBOR + 4.750%
4.811%(c)	02/06/25	GBP	390	475,558
				1,974,542
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.397%(c)	03/15/27		919	881,144

Total Bank Loans (cost $11,752,029)				11,004,546
Commercial Mortgage-Backed Securities — 1.5%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.341%(cc)	05/15/49		4,200	4,445,687
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,200	4,660,322
Series 2017-BNK06, Class A4
3.254%	07/15/60		900	1,003,330
Series 2019-BN18, Class A3
3.325%	05/15/62		1,400	1,588,003
Barclays Commercial Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,125,997
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	461,222
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	355,087
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36		1,610	1,222,785

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	$ 455,030
Series 2019-C03, Class A3
3.319%	05/15/52	2,600	2,943,871
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,616,792
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	2,042,844
Series 2019-B14, Class A3
3.090%	12/15/62	950	1,043,690
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,764,003
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.152%(c)	10/15/36	1,063	1,049,881
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.452%(c)	10/15/36	1,329	1,307,417
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.152%(c)	12/15/36	1,199	1,179,421
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	4,047,544
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	3,000	3,333,094
Series 2017-CD05, Class A3
3.171%	08/15/50	3,300	3,631,416
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.356%(cc)	02/10/48	76,865	899,712
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5
3.694%	08/10/47	2,083	2,277,778
Series 2015-CR26, Class A4
3.630%	10/10/48	240	268,021
Series 2017-COR02, Class A2
3.239%	09/10/50	3,750	4,120,778
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.302%(c)	05/15/36	2,500	2,465,497
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,970	3,026,559
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	842,015
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	4,000	4,292,174
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,994,914
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36		1,300	$ 1,320,496
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36		1,200	1,148,534
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	799	929,967
Exantas Capital Corp.,
Series 2020-RSO09, Class A, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.675%(c)	04/17/37		2,400	2,400,529
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	1,790,187
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
2.093%(cc)	11/10/45		2,396	75,655
Series 2017-GS06, Class A2
3.164%	05/10/50		3,100	3,428,257
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	329,490
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	3,352,675
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50		1,800	1,987,198
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		534	533,401
Series 2016-JP02, Class A3
2.559%	08/15/49		2,800	2,982,376
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.602%(c)	12/15/31		3,600	3,479,824
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	2,726,204
Manhattan West,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	2,384,579
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5
3.102%	11/15/49		5,000	5,490,103
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		1,600	1,771,465
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	825	633,928
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
—%(p)	06/15/33		170,633	1,621

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	230	$ 228,502
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,300	4,747,438
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	1,647	1,751,219
Series 2016-C35, Class A3
2.674%	07/15/48	4,500	4,787,470
Series 2016-LC24, Class A3
2.684%	10/15/49	1,600	1,719,979
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,473,542
Series 2017-RB01, Class A4
3.374%	03/15/50	4,700	5,279,500
Series 2019-C52, Class A4
2.643%	08/15/52	2,000	2,171,401

Total Commercial Mortgage-Backed Securities (cost $113,390,737)			120,390,424
Corporate Bonds — 10.2%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	2,216,901
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27(a)	2,560	2,495,888
3.750%	02/01/50	660	595,008
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23(a)	400	355,067
			5,662,864
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	995	1,035,225
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	900	932,119
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	892	892,380
			2,859,724
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	914	751,682
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	400	384,393
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		1,750	$ 1,718,337
Latam Airlines Group SA Pass-Through Trust (Chile),
Pass-Through Certificates
4.200%	08/15/29		3,367	2,832,452
4.500%	08/15/25		4,690	2,642,758
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		1,780	1,940,569
5.250%	05/04/25		830	914,219
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		6,040	4,806,756
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,225	1,198,945
				17,190,111
Auto Manufacturers — 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
0.754%(c)	08/13/21		300	300,548
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.430%
0.687%(c)	02/12/21		1,000	1,000,041
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	1,100	1,280,022
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22		1,000	986,744
3.096%	05/04/23		1,510	1,475,848
3.200%	01/15/21(a)		2,400	2,398,554
3.219%	01/09/22		5,050	5,056,703
3.336%	03/18/21		1,300	1,300,502
3.350%	11/01/22		500	494,366
3.813%	10/12/21		1,466	1,472,639
5.875%	08/02/21(a)		700	713,243
Sr. Unsec’d. Notes, EMTN
—%(p)	12/07/22	EUR	400	441,695
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	24,219
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		3,125	3,205,359
3.700%	05/09/23		1,605	1,678,373
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21(a)		1,700	1,705,899
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
0.770%(c)	03/15/21		400	398,071
Sr. Unsec’d. Notes, 144A, MTN
2.600%	09/28/22		100	100,844

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
2.800%	01/13/22		500	$ 505,704
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
—%(p)	06/15/21	EUR	300	351,629
0.625%	09/08/21	EUR	500	589,880
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
1.197%(c)	11/12/21		2,200	2,209,347
Gtd. Notes, 144A
3.875%	11/13/20		1,100	1,104,325
4.000%	11/12/21		1,700	1,762,542
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.069%(c)	11/16/24	EUR	500	594,789
				31,151,886
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	756,740
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		100	107,145
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,000	967,165
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,175	821,606
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		650	666,616
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	117,650
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27(a)		1,100	1,159,402
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30		950	999,676
				5,596,000
Banks — 4.0%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		400	433,603
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.013%(c)	05/25/22	EUR	3,000	3,534,968
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.247%(c)	10/25/21	EUR	3,100	3,656,116
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,500	1,829,216
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	579,818
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	400	$ 461,945
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,320,244
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	1,067,473
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		2,300	2,358,962
4.500%	09/24/24		5,100	5,246,281
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)		795	899,125
Jr. Sub. Notes, Series FF
5.875%(ff)	—(rr)		1,700	1,830,411
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)		930	958,245
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)		3,250	3,161,508
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31(a)		1,790	1,785,838
2.496%(ff)	02/13/31		5,660	5,916,942
4.271%(ff)	07/23/29		730	856,400
Sub. Notes, MTN
4.450%	03/03/26		4,090	4,697,194
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	211,968
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	—(rr)		1,600	1,621,408
8.000%(ff)	—(rr)	EUR	800	947,340
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.710%(c)	02/15/23		800	802,394
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
1.898%(c)	01/10/23		2,600	2,615,394
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
2.353%(c)	08/10/21		4,000	4,059,596
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP	2,000	2,760,480
Sub. Notes
4.836%	05/09/28		1,090	1,183,043
5.088%(ff)	06/20/30		1,898	2,143,230
BBVA USA,
Sr. Unsec’d. Notes
3.500%	06/11/21		1,600	1,629,198
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28		5,400	5,392,938
2.219%(ff)	06/09/26		2,360	2,433,434
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	314,355

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,075	$ 1,190,093
4.875%	04/01/26		365	416,664
China Development Bank (China),
Unsec’d. Notes, Series 1610
3.180%	04/05/26	CNH	7,000	1,010,935
Unsec’d. Notes, Series 1710
4.040%	04/10/27	CNH	47,900	7,217,852
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	409,200	62,515,402
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	—(rr)		2,395	2,336,607
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)		1,020	1,009,256
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)		410	454,404
Jr. Sub. Notes, Series V
4.700%(ff)	—(rr)		150	145,173
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
1.205%(c)	04/25/22		3,200	3,230,972
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.676%(c)	09/01/23		1,500	1,524,127
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		10,080	10,553,831
Sub. Notes
4.600%	03/09/26		745	850,738
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	600	725,453
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
1.093%(c)	09/26/23		1,400	1,417,229
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		1,700	1,859,252
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	—(rr)		900	938,911
Jr. Sub. Notes, 144A
6.250%(ff)	—(rr)		200	214,465
6.375%(ff)	—(rr)		200	213,421
7.500%(ff)	—(a)(rr)		1,400	1,470,454
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,150	1,186,297
4.194%(ff)	04/01/31		400	461,961
4.207%(ff)	06/12/24(a)		1,728	1,865,278
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		240	265,679
3.800%	09/15/22		3,350	3,546,035
3.800%	06/09/23		1,650	1,775,241
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		800	827,000
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
1.073%(c)	01/22/21		900	898,231
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.539%(c)	02/04/21		2,475	$ 2,472,561
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,415,581
3.150%	01/22/21		300	301,806
3.547%(ff)	09/18/31		1,425	1,434,128
3.961%(ff)	11/26/25		2,500	2,656,057
4.250%	02/04/21		1,150	1,160,296
4.250%	10/14/21		3,200	3,287,938
Sr. Unsec’d. Notes, EMTN
1.750%	01/17/28	EUR	800	942,867
2.625%	02/12/26	EUR	2,000	2,464,044
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	161,956
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	528,858
3.450%	07/27/26		390	426,814
4.200%	08/08/23		2,000	2,188,334
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
1.127%(ff)	09/16/26		2,100	2,095,250
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	—(rr)		1,850	1,795,460
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)		440	465,709
Sr. Unsec’d. Notes
3.750%	02/25/26		235	264,361
3.850%	01/26/27		1,905	2,140,610
4.223%(ff)	05/01/29		900	1,050,287
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29		500	575,772
4.950%	03/31/30		300	361,517
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22(a)		900	942,044
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.234%(c)	10/02/23		1,600	1,616,051
Sr. Unsec’d. Notes
4.100%	10/02/23		1,500	1,648,084
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)		575	573,770
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)		475	461,540
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)		565	533,284
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.051%(c)	—(rr)		2,750	2,715,321
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.145%(c)	04/25/23		3,100	3,124,740
Sr. Unsec’d. Notes
3.964%(ff)	11/15/48		930	1,121,927

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.005%(ff)	04/23/29		1,565	$ 1,812,766
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	—(rr)	EUR	200	232,125
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
1.027%(c)	06/21/21		1,000	1,003,952
Sr. Unsec’d. Notes
4.050%	08/16/23		800	867,348
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26	EUR	600	791,295
Sub. Notes
4.650%	03/24/26(a)		3,500	3,874,797
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
2.126%(c)	03/01/21		361	363,597
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500	3,527,867
3.922%(ff)	09/11/24(a)		1,100	1,195,210
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.250%(c)	09/11/24(a)		1,700	1,716,638
Morgan Stanley,
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)
4.085%(c)	—(rr)		1,535	1,491,328
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		910	1,034,441
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,672,057
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	—(a)(rr)		1,300	1,325,218
8.000%(ff)	—(rr)		1,100	1,220,793
8.625%(ff)	—(rr)		200	205,963
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.775%(c)	06/25/24		2,600	2,613,729
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		500	539,162
5.076%(ff)	01/27/30		2,800	3,338,187
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
1.000%	10/01/53	DKK	26,400	4,140,613
1.500%	10/01/50	DKK	—(r )	—
2.500%	10/01/47	DKK	2	307
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	106,300	16,713,026
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	50,364	7,962,493
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.730%(c)	05/17/21		1,400	1,401,128
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
1.606%(c)	05/31/21		3,500	3,512,587
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—(rr)	GBP	200	$ 268,799
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		2,700	2,976,464
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23		1,000	1,060,280
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		3,000	3,223,082
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22		300	308,544
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30		1,800	1,826,196
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		1,620	1,682,538
UniCredit SpA (Italy),
Jr. Sub. Notes
9.250%(ff)	—(rr)	EUR	800	1,017,687
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		555	549,637
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		6,200	7,275,290
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
1.491%(c)	10/31/23		1,600	1,619,452
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		10,000	10,436,056
				314,557,647
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,085	1,459,184
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	11/15/21		2,100	2,146,933
				3,606,117
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		300	305,757
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48		300	348,335
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25		700	739,554
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)		1,075	1,123,677

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	775	$ 794,886
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	430	447,536
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	600	620,143
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	600	702,686
			5,082,574
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	1,750	2,066,400
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	300	318,147
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	945,809
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	2,270	2,604,770
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,000	994,183
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	201,813
Nutrition & Biosciences, Inc.,
Sr. Unsec’d. Notes, 144A
3.468%	12/01/50(a)	1,205	1,211,004
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,200	1,166,430
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	325	312,517
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	600	607,669
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	375	314,752
			10,743,494
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	585	621,968
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21	700	$ 709,463
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	2,670	2,909,231
4.500%	02/15/45	625	739,904
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)	355	371,564
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,030	1,092,358
Massachusetts Institute of Technology,
Unsec’d. Notes
4.678%	07/01/2114	254	370,471
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	180	164,767
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	175	191,806
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	325	325,432
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	848	946,388
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	750	760,981
5.250%	01/15/30(a)	1,100	1,201,282
5.500%	05/15/27	975	1,038,141
			11,443,756
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	1,438	1,469,133
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22	1,000	1,045,297
			2,514,430
Diversified Financial Services — 0.5%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	250	254,283
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	500	526,885
Doric Nimrod Air Finance Alpha Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	555	497,661

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Doric Nimrod Air Three Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		795	$ 711,301
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
4.851%(s)	10/08/20	EUR	2,285	2,654,937
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.500%	10/01/50	DKK	—(r )	—
2.000%	10/01/47	DKK	—(r )	—
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	2	271
Covered Bonds, Series 411E
1.500%	10/01/50	DKK	—(r )	—
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	29,892	4,729,570
1.000%	10/01/50	DKK	28,400	4,466,548
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	4,800
2.907%	12/23/08(d)		200	2,400
5.625%	01/24/13(d)		1,700	20,400
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22		1,100	1,117,831
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		745	743,394
6.000%	01/15/27		225	229,529
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	101,055
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25		2,300	2,341,288
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	34,833	5,514,897
Covered Bonds, Series CC2
1.000%	10/01/50	DKK	44,000	6,921,728
2.500%	10/01/47	DKK	—(r )	87
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	434,609
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		100	100,361
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		200	224,819
Realkredit Danmark A/S (Denmark),
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	18	3,046
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100	1,040,783
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	16,858	$ 3,361,914
				36,004,397
Electric — 0.4%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,800	1,760,660
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		500	500,969
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	500,261
5.000%	02/01/31		725	738,806
5.125%	03/15/28		400	413,801
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	551,674
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	1,183,619
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,349,014
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405	443,912
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,501,577
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20		200	200,090
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25		1,900	2,197,104
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21		450	439,707
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		1,250	1,221,408
7.125%	02/11/25		350	322,323
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25		780	852,147
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		1,545	1,989,990
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		840	886,566
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		600	683,662

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	700	$ 774,847
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21	800	813,689
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	251,672
Oglethorpe Power Corp.,
First Mortgage, 144A
3.750%	08/01/50	705	705,371
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	1,529,863
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	100	96,882
2.950%	03/01/26	100	101,728
3.150%	01/01/26	100	102,589
3.450%	07/01/25	100	104,628
3.950%	12/01/47	100	92,447
4.000%	12/01/46	100	93,644
4.500%	07/01/40	100	102,457
4.550%	07/01/30	300	325,022
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,182,744
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30	3,000	3,102,443
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	865	878,049
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.700%(c)	03/15/21	2,400	2,403,285
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	900	911,306
Southern Power Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.550%
0.777%(c)	12/20/20	1,300	1,300,626
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	315	330,881
			33,941,463
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	435	432,712
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	500	442,905
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		1,179	$ 318,108
Sr. Sec’d. Notes, 144A
10.500%	04/24/26		139	100,080
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.875%	02/28/47	GBP	125	151,499
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	829,965
				1,399,652
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		1,350	1,309,666
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		1,700	1,719,261
3.650%	03/15/23		887	948,994
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
0.811%(c)	04/16/21		200	200,430
Sr. Unsec’d. Notes
4.000%	04/17/25		100	113,485
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		175	180,490
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		600	637,095
4.875%	10/01/49		1,010	1,062,509
				6,171,930
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		1,100	1,165,972
5.875%	08/20/26		700	769,907
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23(a)		400	427,441
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,371,064
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	412,633
				5,147,017
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,145	1,328,582

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	430	$ 516,111
1.625%	03/07/31	EUR	200	261,556
1.625%	10/15/50	EUR	395	472,861
2.250%	03/07/39	EUR	200	275,156
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	564,737
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	550	645,299
1.875%	10/01/49	EUR	375	443,879
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
0.977%(c)	03/19/21		200	199,973
				4,708,154
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,410	2,031,867
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		2,460	2,780,691
5.125%	06/15/39		1,225	1,472,035
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,160	1,187,773
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		1,225	1,267,633
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	437,374
4.763%	08/01/2116		675	850,873
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		2,291	2,473,552
3.500%	03/30/25		1,650	1,828,137
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		750	730,767
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		1,100	1,131,023
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		400	421,166
				16,612,891
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	921,587
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	$ 934,786
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		230	246,068
				2,102,441
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.783%(c)	06/24/22		900	902,842
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	1,500,914
				2,403,756
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		145	154,397
Insurance — 0.1%
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	—(rr)		—(r )	111
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23		—(r )	299
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	839,650
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	480,994
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,339,575
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	858,836
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		3,600	4,348,329
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	04/05/46		650	857,677
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(ff)	04/26/48(a)		400	491,725
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,938,358
				11,155,554

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27(a)	2,000	$ 2,191,828
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50	1,250	1,261,658
3.975%	04/11/29	2,000	2,272,401
			5,725,887
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30	330	353,433
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	200	213,762
5.125%	08/08/25	900	982,932
5.400%	08/08/28	1,100	1,227,880
			2,778,007
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
1.950%	01/30/28	2,640	2,754,483
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	900	930,113
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	741,737
4.464%	07/23/22	5,700	6,035,299
5.050%	03/30/29	1,750	2,094,486
5.375%	05/01/47	300	355,710
6.384%	10/23/35	1,525	2,079,534
6.484%	10/23/45	955	1,277,771
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	1,106	1,072,496
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.630%
0.905%(c)	04/15/24	1,400	1,410,342
Gtd. Notes
3.750%	04/01/40	1,865	2,189,975
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
3.375%	02/15/31	690	668,659
4.625%	12/01/30	700	702,577
7.500%	04/01/28	300	331,042
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	230	119,603
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	300	212,287
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	53	$ 55,847
5.300%	05/15/49	1,650	2,017,435
DISH DBS Corp.,
Gtd. Notes, 144A
7.375%	07/01/28	600	616,874
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	600	612,509
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	700	790,325
3.600%	01/13/51	800	901,996
			25,216,617
Mining — 0.1%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	550	753,909
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	538,326
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	560	807,642
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25	2,000	2,257,374
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.200%	05/13/50(a)	1,100	1,279,315
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	250	359,532
			5,996,098
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,425	1,094,343
7.500%	03/15/25	900	674,790
7.875%	04/15/27(a)	2,025	1,525,085
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
0.793%(c)	11/10/20	1,290	1,289,610
Sr. Unsec’d. Notes
2.450%	03/15/31(a)	5,450	5,452,181
			10,036,009
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	1,635	1,656,353

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	$ 424,056
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	2,074,298
				4,154,707
Oil & Gas — 0.9%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		1,200	992,689
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		325	249,015
10.000%	04/01/22		150	149,058
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50(a)		615	564,573
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	—(a)(rr)		2,050	2,136,519
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		870	734,992
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		125	119,061
Concho Resources, Inc.,
Gtd. Notes
4.850%	08/15/48(a)		500	553,021
4.875%	10/01/47		1,070	1,181,706
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	505,035
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	809,364
4.950%	03/23/27		2,000	2,229,596
5.150%	02/11/26		3,000	3,347,048
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,530	1,626,496
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,610	1,764,011
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29(a)		1,268	1,328,886
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,335	1,467,303
4.750%	04/19/27(a)		200	222,847
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		250	234,413
7.125%	02/01/27		250	224,388
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26		3,000	$ 2,815,181
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		655	855,936
5.250%	11/15/43		500	655,902
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,275	1,236,388
7.500%	05/01/31		1,200	1,153,265
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21		395	356,678
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22		263	235,527
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,645	166,306
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		28	2,794
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	997,904
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)		6,621	6,950,956
5.750%	02/01/29(a)		450	495,066
6.625%	01/16/34	GBP	630	889,995
7.375%	01/17/27		365	432,435
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	05/16/24(d)		5,400	135,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	500	500,757
5.500%	01/21/21		200	201,865
6.350%	02/12/48		602	450,897
6.500%	03/13/27(a)		5,430	5,063,375
6.500%	01/23/29		400	357,833
Gtd. Notes, 144A
6.490%	01/23/27		393	367,626
6.840%	01/23/30		100	89,226
7.690%	01/23/50		692	573,340
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	600	615,647
Gtd. Notes, MTN
6.750%	09/21/47		15,000	11,537,199
6.875%	08/04/26		140	134,631
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		300	335,482
4.800%	04/21/60		1,000	1,372,820
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,587,233

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,150	$ 1,037,180
Gtd. Notes, 144A
9.250%	02/01/26(a)		1,000	1,027,178
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		869	940,532
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		1,942	2,102,365
9.750%	01/06/27		1,589	1,787,195
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50(a)		1,520	1,570,903
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		575	160,945
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/25		194	154,049
Sr. Unsec’d. Notes, Series XLVI, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.000%
35.614%(c)	03/04/21	ARS	7,850	50,785
				69,838,417
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.041%(s)	—(rr)		1,696	4,761
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		1,625	1,972,982
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39		1,175	1,346,475
4.250%	11/21/49		1,700	2,008,755
4.550%	03/15/35		2,115	2,580,488
4.850%	06/15/44		165	203,231
5.000%	12/15/21		1,500	1,563,587
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	515,863
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		290	318,597
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30(a)		125	122,876
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
0.855%(c)	06/25/21		500	500,552
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.260%(c)	12/15/23		700	704,556
Gtd. Notes, 144A
2.750%	07/15/21		1,000	1,016,405
4.250%	12/15/25		500	571,615
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.375%	12/15/28		900	$ 1,055,227
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	1,001,022
4.125%	06/15/39		360	455,033
4.550%	02/20/48		600	806,745
5.000%	08/15/45		785	1,097,136
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		1,250	1,375,970
4.300%	03/25/28		1,000	1,172,072
4.780%	03/25/38		90	109,186
5.125%	07/20/45		690	870,638
5.300%	12/05/43		510	649,121
Mylan NV,
Gtd. Notes
5.250%	06/15/46		1,250	1,557,892
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		600	755,878
Gtd. Notes, 144A
3.125%	01/15/23		600	631,481
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30		1,400	1,423,624
3.025%	07/09/40		750	780,350
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	900	1,078,672
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40(a)		860	928,972
4.000%	06/22/50		830	881,767
				30,056,768
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		1,400	1,368,519
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26(a)		1,555	1,753,599
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50		725	668,458
5.300%	04/15/47		270	251,336
6.125%	12/15/45		210	212,254
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)		725	572,033
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52		475	430,935
4.900%	05/15/46		2,020	2,280,541
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		767	824,189

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	990	$ 1,036,685
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23(a)	900	960,076
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,055	952,293
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	2,004,089
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48	1,145	1,157,413
5.200%	03/01/47	105	113,050
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	962,173
3.400%	09/01/29	1,720	1,675,938
4.550%	07/15/28	300	316,835
4.950%	07/13/47	770	731,283
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,010	1,706,979
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	3,800	4,275,963
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25	900	1,031,737
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	325	327,961
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	77,063
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	675	748,095
4.300%	03/04/24	2,275	2,488,698
4.850%	03/01/48	200	224,029
4.900%	01/15/45	287	309,175
			29,461,399
Real Estate — 0.1%
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
7.625%	02/28/23	700	732,138
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23	200	205,529
7.125%	04/25/22	300	313,678
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	900	908,825
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	$ 607,864
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	400	506,219
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,076,857
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.875%	02/15/22		500	506,151
				6,857,261
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	200	254,191
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		1,530	1,638,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		4,695	4,749,480
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	760,828
5.300%	01/15/29		1,900	2,120,812
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		870	922,371
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31		2,475	2,457,727
3.875%	03/01/27		1,900	2,062,099
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	211,103
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,965	3,018,275
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,560,362
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		3,100	3,417,308
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		2,175	2,268,273
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	2,500	3,140,553
				30,581,382

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
3.350%	01/15/21		800	$ 803,605
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		530	519,725
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	941,494
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25(a)		950	749,104
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		2,325	2,427,238
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	1,000	1,308,955
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.677%(c)	10/28/21		1,200	1,201,982
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)		376	385,110
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	911,285
				9,248,498
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23		700	719,875
3.766%(ff)	03/08/24(a)		3,500	3,715,874
				4,435,749
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23		300	311,604
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25		5,000	5,678,149
4.750%	04/15/29		3,100	3,601,862
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30		1,400	1,531,599
				11,123,214
Software — 0.0%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		1,230	1,137,331
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	900	1,074,961
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	100	$ 111,423
			2,323,715
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26(a)	1,500	1,573,186
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	200	200,401
3.100%	02/01/43	500	485,203
3.300%	02/01/52	500	470,305
3.500%	06/01/41	3,170	3,335,594
3.800%	02/15/27	830	935,613
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	804	776,988
3.550%	09/15/55	2,194	2,106,435
3.650%	09/15/59	1,152	1,122,675
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	1,000	1,130,620
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	400	405,814
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	200,907
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	900	568,087
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	1,175	1,390,312
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	190	204,990
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23	300	321,498
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	900	1,120,898
8.750%	03/15/32	500	732,042
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	500	506,134
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	4,080	4,216,683
4.500%	04/15/50(a)	900	1,074,056

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	1,630	$ 2,135,322
			25,013,763
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	106	129,664
Sr. Sec’d. Notes, 144A
5.875%	07/05/34	4,045	4,927,235
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	845	953,515
			6,010,414
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	3,113,024
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	510,515
			3,623,539

Total Corporate Bonds (cost $800,746,049)			816,326,560
Municipal Bonds — 0.3%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	347,044
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,766	2,677,909
Illinois — 0.1%
Chicago Transit Authority Sales Tax Receipts Fund,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	859,692
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,544,652
			3,404,344
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,910,160
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	691,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	$ 5,124,680
			7,725,885
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,742,855
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	1,525	1,611,269
Texas — 0.0%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	1,450	1,444,099
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	375	414,311
			1,858,410
Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds, Series 2017-01, Class A, 1 Month LIBOR + 0.750%
0.898%(c)	01/25/57	957	954,481
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	551,108
West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series B
1.502%(s)	06/01/47	5,100	272,187

Total Municipal Bonds (cost $19,354,593)			22,145,492
Residential Mortgage-Backed Securities — 3.0%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
3.822%(cc)	09/25/35	65	60,410
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	6	5,530
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
3.059%(c)	11/25/35	9	7,849
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
2.519%(c)	11/25/35	9	7,674
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.019%(c)	12/25/35	130	118,040

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.019%(c)	02/25/36		11	$ 9,808
Series 2005-81, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.428%(c)	02/25/37		965	848,584
Series 2005-82, Class A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.418%(c)	02/25/36		2,137	1,885,107
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
0.688%(c)	08/25/35		1,461	991,119
Series 2006-02CB, Class A14
5.500%	03/25/36		22	15,078
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,090	494,443
Series 2006-OA02, Class A5, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.386%(c)	05/20/46		1,095	870,552
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	09/25/46		44	40,572
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.336%(c)	02/20/47		1,393	1,051,000
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	02/25/47		82	73,131
Series 2007-04CB, Class 1A35
6.000%	04/25/37		993	1,008,203
Series 2007-16CB, Class 5A1
6.250%	08/25/37		23	17,941
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
1.719%(c)	02/25/47		1,463	794,371
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		2,084	2,091,307
Avon Finance No. 2 PLC (United Kingdom),
Series 2A, Class A, 144A
—%(p)	09/20/48	GBP	1,800	2,314,289
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.338%(c)	03/27/36		1,196	1,174,840
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.278%(c)	02/27/37		1,516	1,473,981
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	05/27/36		472	466,138
Banc of America Funding Trust,
Series 2006-8T02, Class A10
5.753%(cc)	10/25/36		15	14,914
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-J, Class 4A1
4.199%(cc)	01/20/47		434	$ 420,184
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.000%)
0.313%(c)	09/29/36		1,473	1,436,028
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30		24	23,948
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.212%(cc)	06/25/35		15	13,461
Series 2005-H, Class 2A1
2.987%(cc)	09/25/35		11	10,118
Series 2005-H, Class 2A5
2.987%(cc)	09/25/35		129	120,685
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
—%(p)	10/25/37	EUR	196	228,291
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
12.778%(cc)	02/26/36		507	190,035
Series 2011-RR05, Class 12A2, 144A
4.851%(cc)	03/26/37		756	874,953
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
3.171%(cc)	08/25/33		3	2,891
Series 2003-09, Class 2A1
3.885%(cc)	02/25/34		23	22,847
Series 2004-02, Class 22A
3.808%(cc)	05/25/34		5	4,905
Series 2004-10, Class 13A1
3.696%(cc)	01/25/35		34	33,461
Series 2004-10, Class 22A1
4.379%(cc)	01/25/35		24	22,949
Series 2005-01, Class 2A1
3.506%(cc)	03/25/35		19	17,896
Series 2005-04, Class 3A1
3.259%(cc)	08/25/35		185	178,340
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.251%(cc)	09/25/35		100	78,328
Series 2005-09, Class 24A1
3.594%(cc)	11/25/35		62	55,352
Series 2005-10, Class 24A1
3.169%(cc)	01/25/36		99	99,835
Series 2006-02, Class 23A1
3.479%(cc)	03/25/36		117	97,202
Series 2006-04, Class 21A1
3.248%(cc)	08/25/36		118	86,000
Series 2006-05, Class 2A2
3.535%(cc)	08/25/36		181	118,459
Series 2006-06, Class 32A1
3.191%(cc)	11/25/36		272	177,375
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.160%)
0.468%(c)	02/25/34		39	35,764

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
0.308%(c)	12/25/46	1,400	$ 1,296,592
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.072%(cc)	01/26/36	548	448,207
Series 2007-R06, Class 2A1
6.765%(cc)	12/26/46	397	316,576
Bellemeade Re Ltd. (Bermuda),
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	08/25/28	31	31,332
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	08/25/28	300	294,984
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.998%(c)	10/25/28	246	243,822
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.598%(c)	04/25/29	229	228,160
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.248%(c)	07/25/29	370	369,327
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.748%(c)	07/25/29	1,200	1,173,430
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.575%(c)	10/25/29	446	445,533
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.175%(c)	10/25/29	1,600	1,548,786
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	06/25/30	1,030	1,032,117
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.548%(c)	06/25/30	210	212,863
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/26/30	245	245,286
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.148%(c)	08/26/30	225	225,268
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.306%	09/15/21^	6,485	6,432,143
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.656%(c)	11/01/23	4,900	4,931,139
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.106%(cc)	07/25/37	86	76,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.155%(c)	01/25/57	395	$ 397,682
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,458	2,481,759
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,703	1,708,233
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.148%(c)	02/25/49	1,659	1,657,259
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
4.023%(cc)	03/25/34	17	16,943
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
2.530%(c)	10/25/35	268	265,863
Series 2011-12, Class 3A2, 144A
3.231%(cc)	09/25/47	378	349,766
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	90	90,592
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	20	20,728
Series 2005-10, Class 1A2A
3.248%(cc)	12/25/35	31	21,368
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	06/25/39	717	712,270
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	10/25/39	83	82,920
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.198%(c)	01/25/40	1,100	1,077,816
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.020%(cc)	08/25/34	20	19,613
Series 2004-12, Class 12A1
3.049%(cc)	08/25/34	34	35,947
Series 2004-22, Class A3
3.735%(cc)	11/25/34	415	411,415
Series 2004-HYB05, Class 2A1
2.982%(cc)	04/20/35	9	8,968
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.320%)
0.788%(c)	03/25/35	301	260,609
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
0.748%(c)	05/25/35	390	325,344
Series 2005-HYB06, Class 5A1
2.444%(cc)	10/20/35	36	34,242
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)
3.793%(c)	02/20/36	183	176,327

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-18, Class 1A1
6.000%	11/25/37		124	$ 99,100
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.507%	08/26/58		545	548,315
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
3.448%(cc)	04/26/38		424	422,112
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		549	553,165
Series 2019-RPL09, Class A1, 144A
3.050%(cc)	10/27/59		1,638	1,647,293
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	12/25/59^		3,175	3,143,004
CSFB Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
0.888%(c)	10/25/34		18	18,232
CSMC Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		181	86,240
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/18		3	3,245
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
0.298%(c)	03/25/37		947	900,240
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
0.248%(c)	10/25/36		5	3,708
Series 2006-AB04, Class A6A2
5.886%(cc)	10/25/36		38	35,969
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.617%(c)	03/31/53	GBP	1,401	1,808,394
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.875%(c)	11/25/28		516	515,127
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.948%(c)	04/25/29		180	179,280
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.260%(c)	06/15/40	GBP	770	927,726
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.220%(c)	12/10/44	GBP	441	562,950
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.010%(c)	06/13/45	GBP	395	$ 506,518
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.010%(c)	06/13/45	GBP	132	168,817
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		50	56,925
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.235%(c)	12/25/36		26	25,909
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
0.448%(c)	12/25/45		1,254	1,261,401
Series 2018-16, Class MB
3.500%	07/25/46		4,000	4,159,757
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.548%(c)	03/25/49		2,808	2,822,239
FHLMC Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		74	88,852
FHLMC REMICS,
Series 2906, Class GZ
5.000%	09/15/34		231	266,726
Series 4289, Class WZ
3.000%	01/15/44		772	836,774
Series 4768, Class VB
3.500%	06/15/38		1,300	1,351,500
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.506%(c)	07/15/44		689	692,284
Series 5002, Class FJ, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.552%(c)	07/25/50		2,022	2,031,139
FHLMC Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.602%(c)	09/15/42		437	442,410
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	03/25/29		60	60,072
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.998%(c)	02/25/50		1,030	1,002,743
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.248%(c)	06/25/50		160	163,157
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.148%(c)	06/25/50		650	651,628

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.148%(c)	08/25/50		1,280	$ 1,322,393
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.898%(c)	08/25/50		660	667,960
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.248%(c)	03/25/50		80	78,797
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.748%(c)	07/25/50		1,710	1,718,562
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.402%(c)	09/25/50		255	256,856
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.302%(c)	09/25/50		180	180,482
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48		2	2,451
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	01/25/49		98	96,575
Finsbury Square PLC (United Kingdom),
Series 2020-02A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.300% (Cap N/A, Floor 0.000%)
1.366%(c)	06/16/70	GBP	600	779,846
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
2.930%(cc)	03/25/35		253	199,154
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
3.809%(cc)	05/25/37		157	98,328
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49		4,065	4,072,227
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
0.805%(c)	01/20/64		1,199	1,204,930
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.655%(c)	07/20/64		1,848	1,850,620
Series 2015-142, Class DZ
4.000%	10/20/45		2,434	2,795,858
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.835%(c)	08/20/61		14	13,649
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.155%(c)	01/20/66		1,973	2,013,398
Series 2017-121, Class PE
3.000%	07/20/46		128	131,745
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2017-133, Class EC
3.000%	05/20/47		77	$ 79,293
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.904%(c)	04/20/67		5,999	6,122,742
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.599%(c)	08/20/68		1,224	1,211,439
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.202%(c)	06/18/38	GBP	27	34,383
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.182%(c)	03/18/39	GBP	44	55,631
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
3.389%(cc)	10/25/33		99	97,370
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.240% (Cap 10.500%, Floor 0.240%)
0.388%(c)	08/25/45		1,259	1,148,666
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	01/26/37		1,262	1,236,369
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
2.930%(c)	03/25/33		4	4,216
Series 2005-AR01, Class 1A1
4.024%(cc)	01/25/35		6	5,524
Series 2005-AR02, Class 2A1
3.864%(cc)	04/25/35		88	84,185
Series 2005-AR03, Class 6A1
3.664%(cc)	05/25/35		138	130,347
Series 2006-AR01, Class 2A1
3.783%(cc)	01/25/36		56	56,042
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
2.874%(cc)	04/19/34		39	36,288
Series 2005-04, Class 3A1
3.572%(cc)	07/19/35		18	15,386
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
0.496%(c)	06/20/35		1,201	1,176,009
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.756%(c)	06/20/35		708	718,917
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 11.000%, Floor 0.310%)
0.466%(c)	11/19/35		370	335,123
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.336%(c)	07/19/46		65	37,001

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.050% (Cap N/A, Floor 0.000%)
1.112%(c)	05/25/53	GBP	6,019	$ 7,771,619
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	10/25/28		65	64,275
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.798%(c)	05/25/29		163	160,847
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.330% (Cap 11.500%, Floor 0.330%)
0.478%(c)	10/25/35		45	44,855
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65		2,026	2,040,847
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.308%(c)	03/25/37		708	675,377
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.753%(cc)	11/25/35		6	5,442
Series 2007-AR01, Class 1A2
3.677%(cc)	03/25/37		575	531,702
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
0.988%(c)	05/25/34		367	342,878
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.240%)
0.628%(c)	07/25/35		1,796	1,680,674
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 10.500%, Floor 0.310%)
0.458%(c)	10/25/36		1,019	585,906
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	09/25/46		187	167,737
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
2.999%(cc)	11/25/33		3	2,659
Series 2005-A02, Class 7CB1
3.631%(cc)	04/25/35		20	20,372
Series 2005-A06, Class 2A1
2.990%(cc)	08/25/35		13	12,618
Series 2005-ALT01, Class 3A1
2.839%(cc)	10/25/35		48	40,902
Series 2006-A01, Class 3A2
3.338%(cc)	02/25/36		17	13,761
Series 2006-A07, Class 2A2
3.629%(cc)	01/25/37		647	593,981
Series 2007-A01, Class 1A1
3.215%(cc)	07/25/35		14	13,672
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-S03, Class 1A90
7.000%	08/25/37		180	$ 138,301
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59		915	918,528
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		2,654	2,653,501
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		191	191,853
Series 2020-SL01, Class A, 144A
2.734%	09/01/2100		1,320	1,319,992
Lehman XS Trust,
Series 2007-04N, Class 1A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	03/25/47		4	30,301
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	07/25/37		1,137	998,086
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.298%(c)	12/25/37		1,681	1,559,278
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	04/01/24		491	486,363
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B
—%(p)	01/01/61	EUR	2,753	3,068,160
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.709%(c)	12/15/49	GBP	1,400	1,761,234
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
3.236%(cc)	12/25/33		45	42,579
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
2.731%(cc)	02/25/33		24	23,434
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
2.746%(cc)	06/25/36		41	42,101
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.406%(c)	01/23/23		505	505,019
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23		480	480,076
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23		935	935,148
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.600%(c)	12/11/21^		9,430	9,430,000

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.907%(c)	09/23/21		5,100	$ 5,100,000
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.157%(c)	09/23/21		3,510	3,510,000
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
0.605%(c)	10/07/20		53	52,694
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.715%(c)	12/08/20		113	112,773
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.715%(c)	12/08/20		880	880,037
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		890	961,098
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		272	294,324
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	01/25/48		409	408,556
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		6,058	6,369,511
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		2,315	2,446,262
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB
—%(p)	12/01/50	EUR	473	506,733
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.221%(c)	12/01/50	GBP	2,752	3,340,277
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.189%(c)	12/15/50	GBP	92	117,882
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.116%(c)	12/15/50	EUR	1,741	1,965,719
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.060%(c)	12/15/50	GBP	892	1,114,127
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.310%(c)	12/15/50	GBP	223	266,663
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/28		136	135,921
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.548%(c)	07/25/29		46	45,852
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	07/25/30		500	$ 503,660
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.898%(c)	07/25/30		900	899,254
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.798%(c)	06/25/57		127	126,429
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.348%(c)	06/25/29		42	41,908
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.598%(c)	02/25/30		200	193,703
Series 2020-02, Class M1A, 144A
—%(p)	10/25/30		1,055	1,055,000
Series 2020-02, Class M1B, 144A
—%(p)	10/25/30		665	665,000
Series 2020-02, Class M1C, 144A
—%(p)	10/25/30		520	520,000
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		61	61,177
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	06/25/46		524	179,160
Series 2006-QS06, Class 1A1
6.000%	06/25/36		614	594,328
Series 2007-QH08, Class A
2.029%(cc)	10/25/37		477	429,394
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	02/25/47		1,494	732,923
Series 2007-QS03, Class A3
6.250%	02/25/37		2,248	2,165,803
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
0.575%(c)	11/25/34		811	724,834
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.488%(c)	01/25/36		975	927,910
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.598%(c)	04/25/35		196	121,328
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.250% (Cap N/A, Floor 0.000%)
1.314%(c)	06/20/70	GBP	4,600	5,961,169

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.004%(c)	12/05/59		271	$ 270,642
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.084%(c)	09/05/57		1,207	1,205,289
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.219%(c)	12/15/43	GBP	1,238	1,505,466
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
0.279%(c)	12/15/43	GBP	599	674,721
RFMSI Trust,
Series 2005-SA04, Class 1A21
3.296%(cc)	09/25/35		189	142,771
Series 2006-SA01, Class 2A1
4.773%(cc)	02/25/36		39	33,850
Ripon Mortgages PLC (United Kingdom),
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.868%(c)	08/20/56	GBP	1,741	2,241,224
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.210%(c)	06/12/44	GBP	1,795	2,194,598
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.356%(c)	07/20/36		52	49,142
Stanlington No. 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.060%(c)	06/12/46	GBP	1,169	1,504,133
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.651%(c)	05/20/21^		3,590	3,590,000
Stratton Mortgage Funding PLC (United Kingdom),
Series 2019-01, Class A, 3 Month Sterling Overnight Index Average + 1.200% (Cap N/A, Floor 0.000%)
1.262%(c)	05/25/51	GBP	1,516	1,955,948
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
3.170%(cc)	02/25/34		60	58,577
Series 2004-04, Class 3A2
3.345%(cc)	04/25/34		7	6,979
Series 2004-18, Class 3A1
3.205%(cc)	12/25/34		1,675	1,632,029
Series 2005-01, Class 2A
2.981%(cc)	02/25/35		1,450	1,391,332
Series 2005-18, Class 6A1
3.151%(cc)	09/25/35		145	139,334
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)
0.816%(c)	10/19/34		5	$ 4,829
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.406%(c)	07/19/35		66	62,281
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.220% (Cap 10.500%, Floor 0.220%)
0.368%(c)	05/25/36		89	74,492
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.348%(c)	08/25/36		331	586,246
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.268%(c)	08/25/36		1,788	1,615,980
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
0.368%(c)	09/25/47		328	285,555
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.428%(c)	01/25/36		434	386,090
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.438%(c)	10/25/36		927	790,603
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
5.970%(cc)	09/25/36		284	14,454
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.622%(c)	06/25/47		39	37,441
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month Sterling Overnight Index Average + 0.900% (Cap N/A, Floor 0.000%)
0.965%(c)	07/20/45	GBP	6,947	8,949,298
Series 2019-V2A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.200% (Cap N/A, Floor 0.000%)
1.263%(c)	02/20/54	GBP	1,465	1,897,232
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.101%(c)	10/20/51	GBP	4,575	5,914,784
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.232%(c)	07/15/51	GBP	635	819,590
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
3.907%(cc)	03/20/37		26	24,261
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
2.219%(c)	11/25/42		1	640

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-AR10, Class 3A1
2.369%(cc)	08/25/35	1	$ 988
Series 2005-AR16, Class 1A3
3.715%(cc)	12/25/35	267	261,239
Series 2006-AR02, Class 2A1
3.609%(cc)	03/25/36	141	137,587
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
1.999%(c)	06/25/46	27	26,159
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.182%(c)	07/25/46	189	175,167
Series 2006-AR10, Class 1A2
3.032%(cc)	09/25/36	32	29,998
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.182%(c)	10/25/46	15	14,212
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.182%(c)	11/25/46	56	52,400
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
1.749%(c)	01/25/47	83	80,459
Series 2007-HY01, Class 3A3
3.660%(cc)	02/25/37	3,005	2,726,960
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
1.789%(c)	04/25/47	3,190	2,700,162
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.598%(c)	04/25/35	467	358,025
Series 2006-01, Class 2CB2
7.000%	02/25/36	1,152	876,807
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
1.959%(c)	07/25/46	32	22,153
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
1.769%(c)	02/25/47	412	358,953

Total Residential Mortgage-Backed Securities (cost $238,721,827)			238,770,248
Sovereign Bonds — 6.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49	1,000	1,072,126
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30	1,100	1,230,841
3.875%	04/16/50	1,000	1,221,462
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30	4,000	4,475,784
3.875%	04/16/50	5,000	6,107,312
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
29.406%(c)	10/04/22	ARS	64	$ 525
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		11,012	4,578,617
0.125%(cc)	01/09/38		2,320	997,869
0.125%(cc)	07/09/41		8,000	3,181,922
1.000%	07/09/29		263	119,836
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
0.750%	11/21/27	AUD	7,800	6,412,155
3.000%	09/20/25	AUD	3,120	3,311,397
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	4,700	4,309,416
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	2,600	1,851,430
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	2,650	2,260,846
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	602,480
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	2,090,863
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	471,659
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
31.641%(c)	04/03/22	ARS	9,899	66,435
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,476	2,548,353
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,874	1,856,801
China Government Bond (China),
Bonds, Series INBK
2.850%	06/04/27	CNH	200	28,839
Bonds, Series 1725
3.820%	11/02/27	CNH	200	30,911
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		580	679,042
5.625%	02/26/44		2,000	2,487,222
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23	EUR	867	1,037,761
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		5,000	5,321,073
5.950%	01/25/27		2,000	2,144,933
6.400%	06/05/49		2,000	2,007,263

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		1,000	$ 944,075
6.000%	07/19/28		500	537,651
7.500%	05/06/21		717	738,249
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
0.500%(cc)	07/31/40(v)		4,000	2,160,988
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32		1,000	978,688
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	355	405,820
4.750%	04/16/26	EUR	1,385	1,545,942
6.375%	04/11/31	EUR	875	951,737
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	3,000	3,185,217
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,100,903
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		1,700	1,472,366
French Republic Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	8,721	10,758,205
Bonds, 144A
0.100%	03/01/26	EUR	5,987	7,466,358
0.750%	05/25/52(v)	EUR	2,800	3,587,871
1.500%	05/25/50(v)	EUR	6,400	9,844,553
2.100%	07/25/23	EUR	3,901	4,923,287
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		3,000	2,715,420
8.950%	03/26/51		1,000	865,762
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		790	713,076
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		2,500	2,674,633
5.750%	06/06/22		4,000	4,211,586
6.125%	06/01/50		500	597,140
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	120	152,055
3.650%(cc)	02/24/24	EUR	68	88,812
3.650%(cc)	02/24/25	EUR	139	185,060
3.650%(cc)	02/24/26	EUR	408	556,943
3.650%(cc)	02/24/27	EUR	68	94,391
3.650%(cc)	02/24/28	EUR	68	96,255
3.650%(cc)	02/24/29	EUR	2,068	2,944,696
3.650%(cc)	02/24/30	EUR	668	970,276
3.650%(cc)	02/24/31	EUR	68	100,173
3.650%(cc)	02/24/32	EUR	158	237,093
3.650%(cc)	02/24/33	EUR	168	255,425
3.650%(cc)	02/24/34	EUR	578	885,014
3.650%(cc)	02/24/35	EUR	68	105,718
3.650%(cc)	02/24/36	EUR	68	106,723
3.650%(cc)	02/24/37	EUR	1,268	1,999,783
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.650%(cc)	02/24/38	EUR	68	$ 108,830
3.650%(cc)	02/24/39	EUR	2,068	3,300,853
3.650%(cc)	02/24/40	EUR	68	110,457
3.650%(cc)	02/24/41	EUR	68	110,327
3.650%(cc)	02/24/42	EUR	68	112,599
3.900%	01/30/33	EUR	1,675	2,592,646
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	551,892
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	1,000	1,233,174
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.400%	10/30/31	EUR	2,100	2,408,060
1.450%	09/18/26	EUR	330	392,712
3.375%	07/30/25	EUR	1,625	2,114,807
3.400%	09/18/29		1,200	1,314,525
4.100%	04/24/28		4,000	4,550,429
4.200%	10/15/50		2,200	2,546,922
Sr. Unsec’d. Notes, EMTN
2.625%	06/14/23	EUR	6,000	7,416,774
2.875%	07/08/21	EUR	600	717,539
3.750%	06/14/28	EUR	875	1,196,563
4.750%	07/18/47		6,000	7,330,531
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		328	291,085
6.752%	03/09/23		400	381,024
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,732,720
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		1,000	1,202,854
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
1.450%	11/15/24	EUR	1,300	1,607,228
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25(v)	EUR	5,600	7,057,447
2.350%	09/15/24(v)	EUR	8,207	10,551,251
2.450%	09/01/50	EUR	1,100	1,500,418
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	14,959	18,320,793
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.375%	03/03/28		400	401,257
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		1,000	972,454
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,600	2,484,254
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,911,850

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	4,000	$ 1,040,528
Bonds, Series 0307
3.502%	05/31/27	MYR	2,300	589,669
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0119
4.130%	07/09/29	MYR	3,400	908,333
Bonds, Series 0419
3.655%	10/15/24	MYR	3,400	862,875
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	548,274
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.750%	04/27/32		300	339,445
5.000%	04/27/51		400	449,155
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,000	4,632,733
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	03/20/31	AUD	3,100	2,365,870
3.000%	02/20/30	AUD	1,600	1,333,624
New Zealand Government Bond (New Zealand),
Bonds
1.750%	05/15/41	NZD	600	438,447
Sr. Unsec’d. Notes
1.500%	05/15/31	NZD	1,700	1,238,421
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	4,302,834
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	1,700	1,746,136
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		1,000	1,005,132
7.625%	11/21/25		2,000	2,085,269
7.875%	02/16/32		1,000	956,712
8.747%	01/21/31		1,000	1,024,519
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,526,157
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,462,887
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		5,000	4,606,843
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		300	368,333
4.500%	04/01/56		3,700	4,630,687
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,700	1,967,541
5.400%	03/30/50		1,100	1,336,283
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	7,300	$ 2,320,930
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.940%	02/12/29	PEN	10,300	3,355,261
6.350%	08/12/28	PEN	6,100	2,040,199
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	27,100	8,827,921
6.150%	08/12/32	PEN	1,900	604,438
6.350%	08/12/28	PEN	3,900	1,304,390
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41(a)		3,000	3,467,263
9.500%	02/02/30		1,000	1,649,700
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		13,120	15,371,946
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	320,911
Province of Ontario (Canada),
Unsec’d. Notes
3.450%	06/02/45	CAD	3,000	2,875,900
Province of Quebec (Canada),
Unsec’d. Notes
5.000%	12/01/41	CAD	200	230,028
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	115,204
9.950%	06/09/21		1,450	576,395
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		5,000	5,387,210
3.750%	04/16/30		6,000	6,963,101
3.875%	04/23/23		700	751,547
4.400%	04/16/50		7,000	9,036,141
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
3.500%	08/21/30	AUD	3,400	2,958,385
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,197,077
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		1,570	1,831,238
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,405	5,562,366
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,725	4,723,551
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,189,360
4.850%	09/27/27		1,500	1,480,057
4.850%	09/30/29		200	191,303
5.750%	09/30/49		1,000	852,285
5.875%	09/16/25		6,000	6,424,555

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	2,000	$ 2,664,393
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	3,000	3,505,727
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	474,000	7,179,552
Bonds, Series 6221
7.700%	03/23/33	RUB	450,000	6,469,022
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
5.100%	03/28/35		5,000	6,149,055
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		6,400	7,100,162
4.000%	04/17/25		4,000	4,442,845
4.500%	10/26/46		8,000	9,617,480
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27	EUR	6,000	7,519,769
South Australian Government Financing Authority (Australia),
Local Gov’t. Gtd. Notes, MTN
2.750%	05/24/30	AUD	1,100	895,644
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50(v)	EUR	1,300	1,500,847
1.250%	10/31/30(v)	EUR	13,000	16,760,918
1.450%	04/30/29(v)	EUR	7,100	9,282,042
1.850%	07/30/35(v)	EUR	3,500	4,855,689
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	335,417
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		600	494,997
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,000	2,386,082
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,404,294
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	1,500	1,407,723
Local Gov’t. Gtd. Notes, MTN
2.500%	10/22/29	AUD	400	320,934
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,505,604
5.750%	05/11/47		3,000	2,384,230
6.000%	01/14/41		2,300	1,912,771
7.250%	12/23/23		3,000	3,086,034
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	1,000	960,226
7.375%	09/25/32		1,600	1,508,818
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
7.750%	09/01/21		150	$ 153,723
7.750%	09/01/22		3,015	3,090,318
7.750%	09/01/23		7,000	7,122,561
8.994%	02/01/24		200	209,207
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,220	1,171,476
7.750%	09/01/22		855	876,359
8.994%	02/01/24		200	209,207
9.750%	11/01/28		200	216,601
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	1,100	1,361,464
1.750%	01/22/49	GBP	1,200	1,936,021
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
1.250%	11/22/27	GBP	3,532	6,114,473
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		400	532,892
5.100%	06/18/50(a)		3,000	4,030,246
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	62,620
Western Australian Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 29
2.750%	07/24/29	AUD	400	327,813

Total Sovereign Bonds (cost $471,199,201)				492,628,017
U.S. Government Agency Obligations — 6.7%
Federal Home Loan Mortgage Corp.
2.000%	07/01/50		198	204,506
6.250%	07/15/32(k)		820	1,285,433
6.750%	09/15/29(k)		500	755,727
6.750%	03/15/31(k)		600	936,105
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
3.625%(c)	03/01/35		4	4,348
Federal National Mortgage Assoc.
2.000%	TBA(tt)		8,200	8,441,244
2.000%	TBA(tt)		67,600	69,588,793
2.500%	TBA(tt)		45,700	47,754,986
2.500%	TBA(tt)		122,300	127,799,448
3.000%	TBA(tt)		3,800	3,981,539
3.000%	10/01/49		2,486	2,676,052
3.500%	TBA(tt)		8,700	9,183,504
3.500%	TBA(tt)		90,600	95,635,107
3.500%	10/01/34		629	675,477
3.500%	05/01/49		619	676,573
3.500%	02/01/50		1,306	1,399,735
3.500%	01/01/59		1,897	2,094,168
4.000%	TBA(tt)		49,500	52,841,250
4.000%	TBA(tt)		55,000	58,712,500
4.295%	06/01/21		2,662	2,707,355
6.250%	05/15/29(k)		555	802,870
6.625%	11/15/30(k)		515	790,935
7.125%	01/15/30(k)		765	1,185,011

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.363%, Floor 1.200%)
2.371%(c)	11/01/42	35	$ 35,004
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.490%, Floor 1.200%)
2.371%(c)	03/01/44	22	22,045
Government National Mortgage Assoc.
2.000%	TBA(tt)	1,200	1,244,062
2.000%	TBA(tt)	23,300	24,155,547
2.500%	TBA(tt)	13,200	13,834,734
4.000%	02/20/49	854	909,294

Total U.S. Government Agency Obligations (cost $528,901,879)			530,333,352
U.S. Treasury Obligations — 11.5%
U.S. Treasury Bonds
1.250%	05/15/50(a)	3,455	3,274,152
2.500%	05/15/46(k)	620	765,991
2.875%	05/15/43(a)	7,465	9,746,491
3.000%	11/15/44(a)(k)	4,787	6,396,896
3.000%	05/15/45(k)	170	227,614
3.125%	02/15/43(k)	5,900	7,993,578
3.375%	05/15/44	3,700	5,221,625
3.375%	11/15/48(k)	1,550	2,255,250
3.625%	02/15/44(a)	7,020	10,256,878
3.750%	11/15/43(a)	9,695	14,401,620
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22(h)(k)	3,904	3,963,992
0.125%	04/15/22	44,834	45,611,169
0.125%	07/15/22	14,435	14,804,585
0.125%	01/15/23	7,493	7,720,837
0.125%	07/15/24(a)	33,063	34,963,433
0.125%	10/15/24(a)	12,119	12,856,530
0.125%	07/15/26	37,881	41,064,411
0.125%	01/15/30	20,474	22,606,789
0.125%	07/15/30	23,849	26,493,729
0.250%	07/15/29	10,737	12,007,661
0.250%	02/15/50	5,906	6,955,889
0.375%	07/15/23(a)	31,913	33,470,870
0.375%	07/15/25(a)	33,136	35,953,281
0.375%	01/15/27	16,765	18,440,726
0.375%	07/15/27	36,712	40,786,689
0.500%	04/15/24(a)	37,087	39,376,234
0.500%	01/15/28(h)(k)	46,435	52,069,948
0.625%	07/15/21(k)	22,047	22,362,234
0.625%	04/15/23(h)(k)	5,643	5,902,447
0.625%	01/15/24	58,299	61,934,133
0.625%	01/15/26	18,254	20,105,758
0.625%	02/15/43(h)	4,823	5,926,936
0.750%	07/15/28(a)	25,537	29,408,282
0.750%	02/15/42	20,239	25,404,902
0.750%	02/15/45	8,428	10,708,033
0.875%	01/15/29	44,396	51,697,034
1.000%	02/15/46	17,168	23,129,077
1.375%	02/15/44	21,512	30,545,937
2.000%	01/15/26	5,963	7,018,827
2.125%	02/15/40	8,715	13,339,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.125%	02/15/41	31,247	$ 48,481,310
2.500%	01/15/29(h)(k)	13,155	17,170,037
3.375%	04/15/32(h)	887	1,344,900
3.875%	04/15/29(h)(k)	7,550	10,840,653
U.S. Treasury Notes
0.125%	07/31/22	40	39,995
1.500%	02/15/30(k)	260	280,434
2.000%	02/15/25(k)	245	263,739
3.000%	09/30/25(k)	3,510	3,982,753
U.S. Treasury Strips Coupon
1.020%(s)	05/15/33	55	48,237
1.429%(s)	08/15/40(k)	9,300	7,114,137
2.027%(s)	05/15/39(k)	1,055	828,464
2.056%(s)	11/15/38(k)	1,495	1,186,189
2.057%(s)	02/15/39(k)	1,375	1,084,316
2.131%(s)	11/15/28(k)	495	468,336
2.393%(s)	11/15/43	1,572	1,114,953
2.857%(s)	05/15/31(k)	40	36,311
3.019%(s)	11/15/35(h)(k)	1,500	1,259,824

Total U.S. Treasury Obligations (cost $894,463,255)			912,714,722

Total Long-Term Investments (cost $6,925,300,463)			7,579,618,133

	Shares
Short-Term Investments — 19.5%
Affiliated Mutual Funds — 18.2%
PGIM Core Ultra Short Bond Fund(w)	1,157,030,456	1,157,030,456
PGIM Institutional Money Market Fund (cost $295,808,591; includes $295,738,160 of cash collateral for securities on loan)(b)(w)	295,859,313	295,800,142

Total Affiliated Mutual Funds (cost $1,452,839,047)		1,452,830,598

Principal Amount (000)#
Repurchase Agreement(m) — 0.1%
RBC Capital Markets LLC 0.10%, dated 09/30/20, due 10/01/20 in the amount of $4,900,014 (cost $4,900,000)	4,900	4,900,000

Interest Rate	Maturity Date
U.S. Treasury Obligations(n) — 1.2%
U.S. Treasury Bills
0.070%	02/25/21(k)	89,500	89,463,573
0.076%	10/08/20(h)(k)	756	755,990
0.087%	10/22/20(h)	803	802,959
0.100%	10/22/20(h)	102	101,995

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Treasury Obligations(n) (continued)
0.105%	10/15/20(k)	1,666	$ 1,665,947

Total U.S. Treasury Obligations (cost $92,801,300)			92,790,464

Options Purchased*~ — 0.0%
(cost $976,718)	1,228,362

Total Short-Term Investments (cost $1,551,517,065)	1,551,749,424

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—114.6% (cost $8,476,817,528)	9,131,367,557

Options Written*~ — (0.0)%
(premiums received $2,413,569)	(962,419)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—114.6% (cost $8,474,403,959)	9,130,405,138

Liabilities in excess of other assets(z) — (14.6)%	(1,163,746,729)

Net Assets — 100.0%	$ 7,966,658,409

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PP	Partly Paid
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
YOY	Year Over Year

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $31,814,543 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $289,585,925; cash collateral of $295,738,160 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rate 1.75%, maturity date 05/15/2023), with the aggregate value, including accrued interest, of $4,977,081.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 385,500,000 is 4.8% of net assets.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Canadian Government Bond	2.750%	12/01/48	08/29/19	CAD	(12,800)	$ (4,214,122)
Federal National Mortgage Assoc.	2.500%	TBA(tt )	10/14/20		(7,500)	(7,866,211)
Federal National Mortgage Assoc.	3.000%	TBA(tt )	11/12/20		(72,400)	(75,858,797)
Federal National Mortgage Assoc.	3.500%	TBA(tt )	10/14/20		(22,900)	(24,142,504)
Federal National Mortgage Assoc.	3.500%	TBA(tt )	10/19/20		(800)	(845,984)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $110,309,684)						$(112,927,618)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/14/22	$ 99.75	38	95	$10,450
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Call	06/13/22	$ 99.75	73		183	$23,269
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$154.00	452		452	—
10 Year U.S. Treasury Notes Futures	Call	11/20/20	$156.50	300		300	—
10 Year U.K. Gilt Futures	Call	11/20/20	180.00	22	GBP	22	—
10 Year Euro-Bund Futures	Call	11/20/20	210.00	94	EUR	94	1,102
Euro Schatz Index	Call	11/20/20	116.00	257	EUR	257	1,507
Euro Schatz Index	Call	11/20/20	117.00	500	EUR	500	2,931
Euro-Schatz Index	Call	11/20/20	115.50	1,381	EUR	1,381	8,096
5 Year Euro-Bobl	Put	11/20/20	123.00	73	EUR	73	428
5 Year Euro-Bobl	Put	11/20/20	129.00	72	EUR	72	422
10 Year Euro-Bund Futures	Put	11/20/20	157.00	167	EUR	167	1,958
Natural Gas Futures	Put	10/27/20	$ 2.00	2		20	954
Natural Gas Futures	Put	10/27/20	$ 2.20	1		10	928
Total Exchange Traded (cost $52,774)							$52,045

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		2,621	$ 62,561
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		6,370	144,315
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		12,645	286,969
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		12,820	301,061
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		2,548	54,548
Currency Option CAD vs JPY	Put	BNP Paribas S.A.	02/25/21	77.00	—	CAD	6,183	64,669
Total OTC Traded (cost $79,402)								$914,123

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year 30 FVA Swaption, 06/16/23(fv)	Call	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	29	$ (269)
1-Year 30 FVA Swaption, 06/16/23(fv)	Call	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	44	(430)
30-Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/23/21	1.75%	3 Month LIBOR(Q)	1.75%(S)	3,200	75,353
30-Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/26/21	1.73%	3 Month LIBOR(Q)	1.73%(S)	3,900	95,955
30-Year Interest Rate Swap, 09/17/51	Put	Bank of America, N.A.	09/15/21	2.18%	3 Month LIBOR(Q)	2.18%(S)	3,300	36,802
30-Year Interest Rate Swap, 12/23/51	Put	Deutsche Bank AG	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	1,800	22,411
30-Year Interest Rate Swap, 12/23/51	Put	Morgan Stanley Capital Services LLC	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	2,600	32,372
Total OTC Swaptions (cost $844,542)								$ 262,194
Total Options Purchased (cost $976,718)								$1,228,362
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Brent Crude Oil Futures	Call	10/27/20	$ 49.00	12	12	$ (960)
Brent Crude Oil Futures	Call	10/27/20	$ 49.50	24	24	(1,680)
Brent Crude Oil Futures	Call	10/27/20	$ 50.00	36	36	(2,520)
Brent Crude Oil Futures	Call	10/27/20	$ 50.50	12	12	(720)
Brent Crude Oil Futures	Call	10/27/20	$ 51.00	60	60	(3,000)
Brent Crude Oil Futures	Call	11/24/20	$ 46.50	36	36	(30,240)
Brent Crude Oil Futures	Call	11/24/20	$ 47.00	48	48	(34,080)
Brent Crude Oil Futures	Call	11/24/20	$ 47.50	24	24	(14,160)
Brent Crude Oil Futures	Call	11/24/20	$ 48.00	60	60	(29,400)
Gold 100 OZ Futures	Call	11/24/20	$2,200.00	3	—(r )	(1,920)
Natural Gas Futures	Call	10/27/20	$ 2.75	1	10	(1,350)
Natural Gas Futures	Call	10/27/20	$ 3.00	9	90	(6,588)
WTI Crude Oil Futures	Call	10/15/20	$ 45.00	48	48	(3,840)
WTI Crude Oil Futures	Call	10/15/20	$ 46.00	36	36	(2,160)
WTI Crude Oil Futures	Call	10/15/20	$ 47.00	84	84	(3,360)
WTI Crude Oil Futures	Call	11/17/20	$ 43.00	72	72	(80,640)
WTI Crude Oil Futures	Call	11/17/20	$ 43.50	24	24	(22,800)
WTI Crude Oil Futures	Call	11/17/20	$ 44.00	36	36	(28,800)
WTI Crude Oil Futures	Call	11/17/20	$ 45.00	24	24	(13,440)
WTI Crude Oil Futures	Call	11/17/20	$ 46.00	24	24	(9,120)
WTI Crude Oil Futures	Call	11/17/20	$ 47.00	12	12	(3,120)
WTI Crude Oil Futures	Call	11/16/21	$ 40.00	1	1	(8,200)
WTI-Brent Crude Oil Spread	Call	10/29/20	$ (3.00)	1	1	(1,240)
Gold 100 OZ Futures	Put	11/24/20	$1,900.00	3	—(r )	(18,690)
Total Exchange Traded (premiums received $632,720)						$(322,028)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option CAD vs JPY	Call	BNP Paribas S.A.	02/25/21	82.50	—	CAD	6,183	$ (33,211)
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$ 103.10	—		1,500	(5,023)
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$ 103.60	—		1,700	(1,448)
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$ 103.60	—		2,300	(1,959)
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$ 103.97	—		400	(69)
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	11/05/20	$ 103.38	—		1,000	(3,023)
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	11/05/20	$ 103.92	—		1,500	(1,755)
FNMA TBA 2.00%	Call	JPMorgan Chase Bank, N.A.	12/07/20	$ 103.94	—		900	(1,833)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$ (13.00)	3		3	(20,139)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$ (13.00)	2		2	(12,083)
Fuel-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$ (13.00)	3		3	(18,070)
Gas-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$ 18.00	3		3	—
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$ 18.10	1		2	—
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$ 20.00	3		3	—
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		600	(3)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	2,000	(1,638)
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	01/29/21	1.09	—	EUR	3,958	(5,890)
Currency Option USD vs KRW	Put	Bank of America, N.A.	10/28/20	1,150.00	—		2,952	(10,748)
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 1.50%	Put	JPMorgan Chase Bank, N.A.	11/05/20	$ 99.94	—	4,200	$ (15,392)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.56	—	700	(1)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.56	—	400	(1)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.60	—	1,700	(4)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.60	—	2,300	(6)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.84	—	1,500	(10)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.84	—	1,100	(7)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.98	—	800	(10)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 101.98	—	600	(8)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 102.29	—	5,100	(252)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$ 102.29	—	3,200	(158)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	11/05/20	$ 101.92	—	1,500	(1,443)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	11/05/20	$ 102.38	—	1,000	(1,764)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	12/07/20	$ 101.94	—	900	(2,736)
GNMA II TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	11/12/20	$ 102.16	—	6,000	(5,468)
GNMA II TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	01/14/21	$ 103.37	—	1,200	(11,605)
GNMA II TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	01/14/21	$ 103.59	—	1,200	(4,641)
GNMA II TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	12/14/20	$ 104.00	—	1,200	(1,777)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%	—	18,250	(2,792)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%	—	9,500	(1,453)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—	3,500	—
Total OTC Traded (premiums received $504,410)							$(166,420)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 02/19/51	Call	Morgan Stanley Capital Services LLC	02/17/21	(0.15)%	6 Month EURIBOR(S)	(0.15)%(A)	EUR	1,400	$ (39,986)
30-Year Interest Rate Swap, 02/24/51	Call	Goldman Sachs Bank USA	02/22/21	(0.15)%	6 Month EURIBOR(S)	(0.15)%(A)	EUR	1,400	(41,040)
30-Year Interest Rate Swap, 02/24/51	Call	JPMorgan Chase Bank, N.A.	02/22/21	(0.15)%	6 Month EURIBOR(S)	(0.15)%(A)	EUR	800	(23,451)
CDX.NA.IG.34.V1, 06/20/25	Call	Goldman Sachs International	10/21/20	0.58%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		1,700	(50)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	10/21/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		2,000	(110)
CDX.NA.IG.34.V1, 06/20/25	Call	Citibank, N.A.	10/21/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		2,000	(110)
CDX.NA.IG.34.V1, 06/20/25	Call	Credit Suisse International	10/21/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		2,100	(115)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.35.V1, 12/20/25	Call	Morgan Stanley Capital Services LLC	11/18/20	0.50%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		2,000	$ (1,923)
CDX.NA.IG.35.V1, 12/20/25	Call	Credit Suisse International	12/16/20	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,700	(1,041)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	10/21/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,000	(62)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	10/21/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	900	(56)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,300	(81)
iTraxx.EU.33.V1, 06/20/25	Call	Goldman Sachs International	10/21/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,100	(68)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	4,400	(463)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,100	(116)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,300	(242)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,200	(126)
iTraxx.EU.33.V1, 06/20/25	Call	Goldman Sachs International	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,000	(105)
iTraxx.EU.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,000	(210)
iTraxx.EU.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,400	(147)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	10/21/20	0.53%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	800	(146)
iTraxx.EU.33.V1, 06/20/25	Call	Credit Suisse International	10/21/20	0.53%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,300	(237)
iTraxx.EU.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.53%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,100	(382)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	11/18/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,100	(229)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	11/18/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	900	(187)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	11/18/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,700	(562)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	11/18/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,800	(583)
iTraxx.EU.33.V1, 06/20/25	Call	Credit Suisse International	11/18/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,000	(208)
iTraxx.EU.33.V1, 06/20/25	Call	Goldman Sachs International	11/18/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,800	(375)
iTraxx.EU.33.V1, 06/20/25	Call	Goldman Sachs International	11/18/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	3,200	(666)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	12/16/20	0.45%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,900	(467)
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	12/16/20	0.45%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,800	$ (443)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	12/16/20	0.45%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	700	(172)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	12/16/20	0.45%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,200	(295)
iTraxx.EU.33.V1, 06/20/25	Call	Credit Suisse International	12/16/20	0.45%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,800	(443)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	12/16/20	0.45%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	5,200	(1,279)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	12/16/20	0.45%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	10,900	(2,681)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	12/16/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,900	(1,126)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	12/16/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,300	(505)
3-Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		26,600	(860)
3-Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		32,400	(1,237)
3-Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		27,500	(369)
3-Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		14,400	(467)
3-Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		21,300	(690)
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	11/18/20	$ 98.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		400	(2,795)
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	11/18/20	$ 98.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		400	(2,795)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		2,400	(2,843)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	10/21/20	0.80%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		700	(3,016)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.90%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		6,800	(15,435)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.90%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		2,900	(6,583)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	10/21/20	0.90%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,700	(3,859)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		3,900	(4,639)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		5,800	(6,900)
A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.34.V1, 06/20/25	Put	Credit Suisse International	10/21/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	2,100	$ (2,498)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,700	(5,774)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	2,300	(7,812)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,800	(5,116)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	2,600	(7,389)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	11/18/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,100	(3,126)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	11/18/20	1.05%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,000	(2,391)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	11/18/20	1.05%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,100	(2,630)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	1.15%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	900	(1,550)
CDX.NA.IG.34.V1, 06/20/25	Put	Morgan Stanley Capital Services LLC	12/16/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	800	(3,804)
CDX.NA.IG.34.V1, 06/20/25	Put	Morgan Stanley Capital Services LLC	12/16/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,000	(4,755)
CDX.NA.IG.34.V1, 06/20/25	Put	Barclays Bank PLC	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	2,900	(12,106)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,700	(7,097)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	2,600	(10,854)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	2,300	(9,601)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,700	(7,097)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	5,400	(22,542)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	5,800	(24,212)
CDX.NA.IG.34.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	800	(3,340)
CDX.NA.IG.34.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,600	(6,679)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	1.20%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,000	(2,588)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	01/20/21	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	2,700	(16,069)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	12/16/20	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,900	(5,046)
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	12/16/20	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,700	$ (3,506)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	12/16/20	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,800	(3,712)
CDX.NA.IG.35.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	12/16/20	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		3,700	(6,813)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	12/16/20	1.10%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		2,000	(2,740)
iTraxx.EU.32.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	iTraxx.EU.32.V1(Q)	EUR	1,900	(832)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.75%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,000	(848)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.75%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,400	(2,035)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,000	(569)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	900	(512)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,300	(739)
iTraxx.EU.33.V1, 06/20/25	Put	Goldman Sachs International	10/21/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,100	(626)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.85%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,300	(906)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.85%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,100	(433)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	0.85%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,400	(551)
iTraxx.EU.33.V1, 06/20/25	Put	Goldman Sachs International	10/21/20	0.85%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,000	(394)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.93%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,100	(506)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	1.00%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	800	(126)
iTraxx.EU.33.V1, 06/20/25	Put	Credit Suisse International	10/21/20	1.00%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,300	(205)
iTraxx.EU.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.00%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,100	(332)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,300	(117)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,200	(61)
iTraxx.EU.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.20%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,000	(102)
iTraxx.EU.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.20%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,400	(71)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,100	(1,232)
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	900	$ (1,008)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,700	(3,024)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,800	(3,136)
iTraxx.EU.33.V1, 06/20/25	Put	Credit Suisse International	11/18/20	0.90%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,000	(1,120)
iTraxx.EU.33.V1, 06/20/25	Put	Goldman Sachs International	11/18/20	0.90%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,800	(2,016)
iTraxx.EU.33.V1, 06/20/25	Put	Goldman Sachs International	11/18/20	0.90%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	3,200	(3,584)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,900	(5,151)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,800	(4,880)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	700	(1,898)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,200	(3,253)
iTraxx.EU.33.V1, 06/20/25	Put	Credit Suisse International	12/16/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,800	(4,880)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	5,200	(14,098)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	0.80%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	10,900	(29,552)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	12/16/20	0.85%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,900	(6,701)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	0.85%	1.00%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,300	(3,004)
iTraxx.EU.34.V1, 12/20/25	Put	BNP Paribas S.A.	12/16/20	0.85%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,000	(2,131)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	12/16/20	0.85%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,400	(2,983)
iTraxx.EU.34.V1, 12/20/25	Put	Deutsche Bank AG	12/16/20	0.90%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,700	(4,946)
iTraxx.EU.34.V1, 12/20/25	Put	Bank of America, N.A.	12/16/20	0.95%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,000	(1,586)
Total OTC Swaptions (premiums received $1,276,439)									$(473,971)
Total Options Written (premiums received $2,413,569)									$(962,419)
(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Financial Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
438	2 Year U.S. Treasury Notes	Dec. 2020	$ 96,780,891	$ 39,517
200	3 Year Australian Treasury Bonds	Dec. 2020	16,804,138	44,836
145	5 Year Euro-Bobl	Dec. 2020	22,979,610	30,872
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Financial Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2,232	5 Year U.S. Treasury Notes	Dec. 2020	$281,301,750	$ 293,694
58	10 Year Australian Treasury Bonds	Dec. 2020	6,206,151	36,829
167	10 Year Euro-Bund	Dec. 2020	34,170,868	292,807
33	10 Year Japanese Bonds	Dec. 2020	47,595,221	98,239
1,021	10 Year U.S. Treasury Notes	Dec. 2020	142,461,406	339,931
100	10 Year U.S. Ultra Treasury Notes	Dec. 2020	15,992,188	(14,028)
340	20 Year U.S. Treasury Bonds	Dec. 2020	59,935,625	(113,348)
433	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	96,044,813	(391,121)
275	Euro-BTP Italian Government Bond	Dec. 2020	47,583,297	593,114
47	Euro-OAT	Dec. 2020	9,287,973	128,905
2,755	Mini MSCI EAFE Index	Dec. 2020	255,278,300	(4,623,133)
400	Russell 2000 E-Mini Index	Dec. 2020	30,088,000	(552,445)
2,889	S&P 500 E-Mini Index	Dec. 2020	484,196,400	3,139,646
				(655,685)
Short Positions:
1,678	2 Year U.S. Treasury Notes	Dec. 2020	370,772,454	(145,385)
36	3 Year Australian Treasury Bonds	Dec. 2020	3,024,745	(8,199)
55	5 Year Euro-Bobl	Dec. 2020	8,716,404	(8,503)
36	5 Year U.S. Treasury Notes	Dec. 2020	4,537,125	(5,947)
15	10 Year Australian Treasury Bonds	Dec. 2020	1,605,039	(14,532)
93	10 Year Canadian Government Bonds	Dec. 2020	10,602,929	10,340
162	10 Year Euro-Bund	Dec. 2020	33,147,788	(309,973)
52	10 Year U.K. Gilt	Dec. 2020	9,132,736	(26,558)
1,725	10 Year U.S. Treasury Notes	Dec. 2020	240,691,406	(455,814)
132	10 Year U.S. Ultra Treasury Notes	Dec. 2020	21,109,688	(1,648)
157	20 Year U.S. Treasury Bonds	Dec. 2020	27,676,156	34,245
55	30 Year Euro Buxl	Dec. 2020	14,359,464	(222,194)
2,469	Euro Schatz Index	Dec. 2020	325,054,740	(129,050)
64	Euro-BTP Italian Government Bond	Dec. 2020	11,073,931	(115,969)
5	Euro-OAT	Dec. 2020	988,082	(4,051)
				(1,403,238)
				$(2,058,923)

Commodity Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
18	Brent Crude	Dec. 2020	$ 761,400	$ 12,876
39	Brent Crude	Jan. 2021	1,667,250	(15,457)
137	Brent Crude	Dec. 2021	6,240,350	(100,802)
46	Brent Crude	Mar. 2022	2,118,300	(15,254)
11	Brent Crude	Dec. 2022	520,630	(15,137)
1	Brent Dubai (ICE)	Oct. 2020	618	(1,832)
1	Brent Dubai (ICE)	Nov. 2020	867	(1,583)
1	Brent Dubai (ICE)	Dec. 2020	970	(1,480)
54	California Carbon Allowance Vintage	Dec. 2020	935,820	34,233
36	California Carbon Allowance Vintage	Dec. 2021	646,560	8,587
3	Chicago Ethanol (Platts) Swap	Dec. 2020	168,210	29,131
1	Chicago Ethanol (Platts) Swap	Jan. 2021	55,230	7,820
1	Chicago Ethanol (Platts) Swap	Mar. 2021	56,595	1,573
13	Cocoa	Mar. 2021	328,510	3,742
11	Coffee ’C’	Dec. 2020	457,669	(39,603)
A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Commodity Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
6	Copper	Mar. 2021	$ 455,850	$ 12,778
43	Corn	Dec. 2020	814,850	24,616
6	Corn	Jul. 2021	119,175	9,840
3	Cotton No. 2	Dec. 2020	98,685	1,105
3	Cotton No. 2	Mar. 2021	99,810	1,899
6	Gasoline RBOB	Jun. 2021	338,335	28,776
50	Gold 100 OZ	Dec. 2020	9,477,500	59,954
44	Hard Red Winter Wheat	Mar. 2021	1,140,150	90,220
9	Hard Red Winter Wheat	May 2021	236,138	15,800
5	Henry Hub LD1 Fixed Price	Apr. 2021	34,925	297
5	Henry Hub LD1 Fixed Price	May 2021	34,350	(278)
5	Henry Hub LD1 Fixed Price	Jun. 2021	34,675	47
3	Henry Hub LD1 Fixed Price	Jul. 2021	21,068	322
3	Henry Hub LD1 Fixed Price	Aug. 2021	21,120	374
3	Henry Hub LD1 Fixed Price	Sep. 2021	21,023	277
3	Henry Hub LD1 Fixed Price	Oct. 2021	21,248	502
2	Henry Hub LD1 Fixed Price	Nov. 2021	14,445	768
2	Henry Hub LD1 Fixed Price	Dec. 2021	15,125	1,448
3	Henry Hub LD1 Fixed Price	Jan. 2022	23,460	4,507
2	Henry Hub LD1 Fixed Price	Feb. 2022	15,400	3,023
3	Henry Hub LD1 Fixed Price	Mar. 2022	21,750	2,797
3	Henry Hub LD1 Fixed Price	Apr. 2022	18,458	(496)
3	Henry Hub LD1 Fixed Price	May 2022	17,970	(983)
3	Henry Hub LD1 Fixed Price	Jun. 2022	18,150	(803)
3	Henry Hub LD1 Fixed Price	Jul. 2022	18,375	(578)
3	Henry Hub LD1 Fixed Price	Aug. 2022	18,435	(518)
3	Henry Hub LD1 Fixed Price	Sep. 2022	18,338	(616)
3	Henry Hub LD1 Fixed Price	Oct. 2022	18,495	(458)
3	Henry Hub LD1 Fixed Price	Nov. 2022	19,088	134
3	Henry Hub LD1 Fixed Price	Dec. 2022	20,468	1,514
20	ICE Endex Dutch TTF Natural Gas	Dec. 2020	239,220	3,831
25	Live Cattle	Dec. 2020	1,123,500	36,428
3	LME Lead	Nov. 2020	136,125	11,469
5	LME Lead	Jan. 2021	228,531	(10,669)
4	LME Lead	Mar. 2021	183,750	(5,256)
4	LME Nickel	Nov. 2020	348,030	27,675
5	LME Nickel	Jan. 2021	435,915	18,735
4	LME Nickel	Mar. 2021	349,422	(25,002)
20	LME PRI Aluminum	Nov. 2020	876,125	7,001
15	LME PRI Aluminum	Jan. 2021	663,563	(18,603)
28	LME Zinc	Nov. 2020	1,677,900	(5,949)
8	LME Zinc	Jan. 2021	481,600	21,569
4	LME Zinc	Mar. 2021	241,725	(15,225)
8	Low Sulphur Gas Oil	Nov. 2020	267,000	2,844
34	Low Sulphur Gas Oil	Mar. 2021	1,192,550	(174,289)
14	Low Sulphur Gas Oil	Jun. 2021	504,350	(46,504)
70	Low Sulphur Gas Oil	Dec. 2021	2,633,750	(43,039)
52	Natural Gas	Nov. 2020	1,314,040	(116,267)
44	Natural Gas	Dec. 2020	1,371,480	(26,841)
76	Natural Gas	Feb. 2021	2,447,960	78,116
21	Natural Gas	May 2021	577,080	(1,211)
3	Natural Gas	Oct. 2021	84,990	(719)
5	NY Harbor ULSD	Mar. 2021	253,260	2,305
9	NY Harbor ULSD	Jun. 2021	465,507	2,079
8	Silver	Dec. 2020	939,760	(117,421)
12	Soybean	Jan. 2021	616,350	37,219
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Commodity Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	Soybean	Nov. 2021	$ 48,325	$ (257)
9	Soybean Oil	Dec. 2020	178,902	(1,657)
38	Sugar #11 (World)	Mar. 2021	574,986	12,820
15	White Sugar	Mar. 2021	281,475	1,636
18	WTI Crude	Dec. 2020	728,460	(4,012)
45	WTI Crude	Mar. 2021	1,866,150	39,970
18	WTI Crude	Apr. 2021	752,040	16,146
20	WTI Crude	May 2021	840,800	(137,055)
2	WTI Crude	Jul. 2021	84,940	465
41	WTI Crude	Sep. 2021	1,754,390	99,158
1	WTI Crude	Mar. 2022	43,300	(2,738)
74	WTI Crude	Jun. 2022	3,221,220	(66,483)
6	WTI Crude	Sep. 2022	262,380	(8,550)
18	WTI Crude	Dec. 2022	792,000	(27,074)
1	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2021	730	(1,772)
1	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2021	730	(1,772)
1	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2021	730	(1,772)
1	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2021	750	(1,752)
1	WTI Houston (Argus) vs. WTI Trade Month	May 2021	800	(1,702)
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2021	850	(1,652)
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2021	850	(1,652)
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2021	880	(1,622)
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2021	900	(1,602)
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2021	950	(1,552)
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2021	950	(1,552)
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2021	950	(1,552)
				(292,227)
Short Positions:
2	Brent Crude	Mar. 2021	86,920	(175)
106	Brent Crude	Jun. 2021	4,705,340	229,416
14	Brent Crude	Sep. 2021	630,840	17,725
65	Brent Crude	Jun. 2022	3,026,400	43,248
35	Brent Crude	Jun. 2023	1,683,150	21,300
18	Brent Crude	Dec. 2023	875,520	16,065
10	Cocoa	Dec. 2020	254,600	(3,045)
13	Copper	Dec. 2020	985,563	(6,629)
9	Corn	Mar. 2021	174,713	(11,484)
2	Dated Brent vs. Brent 1st Line	Oct. 2020	2,160	506
2	Dated Brent vs. Brent 1st Line	Nov. 2020	2,220	(1,073)
2	Dated Brent vs. Brent 1st Line	Dec. 2020	2,180	(1,033)
3	Gasoline RBOB	Nov. 2020	148,882	4,701
19	Gasoline RBOB	Dec. 2020	929,830	(34,864)
49	Gasoline RBOB	Mar. 2021	2,457,458	(22,708)
50	Gold 100 OZ	Feb. 2021	9,513,000	319,561
2	Hard Red Winter Wheat	Dec. 2020	50,975	(3,380)
1	Hard Red Winter Wheat	Jul. 2021	26,513	(1,319)
24	ICE Endex Dutch TTF Natural Gas	Nov. 2020	269,174	(11,703)
5	ICE Endex Dutch TTF Natural Gas	Apr. 2021	55,926	(2,353)
5	ICE Endex Dutch TTF Natural Gas	May 2021	56,482	(1,123)
5	ICE Endex Dutch TTF Natural Gas	Jun. 2021	53,921	(348)
3	ICE Endex Dutch TTF Natural Gas	Jul. 2021	33,721	(845)
3	ICE Endex Dutch TTF Natural Gas	Aug. 2021	33,591	(714)
3	ICE Endex Dutch TTF Natural Gas	Sep. 2021	33,285	(1,468)
2	ICE Endex Dutch TTF Natural Gas	Oct. 2021	23,867	(1,743)
2	ICE Endex Dutch TTF Natural Gas	Nov. 2021	25,445	(4,063)
2	ICE Endex Dutch TTF Natural Gas	Dec. 2021	27,505	(5,411)
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Commodity Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
3	ICE Endex Dutch TTF Natural Gas	Jan. 2022	$ 41,609	$ (4,182)
3	ICE Endex Dutch TTF Natural Gas	Feb. 2022	37,157	(3,352)
3	ICE Endex Dutch TTF Natural Gas	Mar. 2022	39,697	(2,320)
3	ICE Endex Dutch TTF Natural Gas	Apr. 2022	36,045	175
3	ICE Endex Dutch TTF Natural Gas	May 2022	35,951	1,476
3	ICE Endex Dutch TTF Natural Gas	Jun. 2022	34,424	1,796
3	ICE Endex Dutch TTF Natural Gas	Jul. 2022	35,833	1,594
3	ICE Endex Dutch TTF Natural Gas	Aug. 2022	35,846	1,581
3	ICE Endex Dutch TTF Natural Gas	Sep. 2022	34,310	1,910
3	ICE Endex Dutch TTF Natural Gas	Oct. 2022	38,759	(1,281)
3	ICE Endex Dutch TTF Natural Gas	Nov. 2022	38,382	(2,163)
3	ICE Endex Dutch TTF Natural Gas	Dec. 2022	41,363	(3,936)
3	LME Lead	Nov. 2020	136,125	(5,900)
5	LME Lead	Jan. 2021	228,531	16,218
4	LME Lead	Mar. 2021	183,750	8,131
20	LME Nickel	Nov. 2020	1,740,150	34,205
5	LME Nickel	Jan. 2021	435,915	23,984
12	LME PRI Aluminum	Nov. 2020	525,675	(26,893)
15	LME PRI Aluminum	Jan. 2021	663,563	(17,481)
12	LME PRI Aluminum	Mar. 2021	534,075	17,850
3	LME Zinc	Nov. 2020	179,775	(24,869)
8	LME Zinc	Jan. 2021	481,600	19,257
3	LME Zinc	Mar. 2021	181,294	3,513
4	Low Sulphur Gas Oil	Dec. 2020	135,200	11,435
23	Low Sulphur Gas Oil	Sep. 2021	853,300	4,505
23	Low Sulphur Gas Oil	Mar. 2022	886,075	8,462
10	Low Sulphur Gas Oil	Jun. 2022	391,500	11,491
137	Natural Gas	Jan. 2021	4,475,790	(104,443)
3	Natural Gas	Mar. 2021	92,970	2,954
24	Natural Gas	Apr. 2021	670,560	5,785
4	No. 2 Soft Red Winter Wheat	Dec. 2020	115,600	(5,993)
29	No. 2 Soft Red Winter Wheat	Mar. 2021	846,438	(76,883)
9	No. 2 Soft Red Winter Wheat	May 2021	263,813	(14,240)
1	No. 2 Soft Red Winter Wheat	Jul. 2021	29,100	294
41	Platinum	Jan. 2021	1,863,860	9,968
42	Soybean	Nov. 2020	2,149,350	(236,087)
11	Soybean Meal	Dec. 2020	377,080	(53,609)
4	WTI Crude	Jan. 2021	163,160	5,205
71	WTI Crude	Jun. 2021	3,001,880	132,192
9	WTI Crude	Aug. 2021	383,760	(12,222)
95	WTI Crude	Dec.2021	4,096,400	105,141
11	WTI Crude	Jun. 2023	487,300	679
3	WTI Crude	Dec. 2023	134,130	7,306
1	WTI Midland (Argus) vs. WTI Financial	Jan. 2021	50	1,248
1	WTI Midland (Argus) vs. WTI Financial	Feb. 2021	80	1,218
1	WTI Midland (Argus) vs. WTI Financial	Mar. 2021	100	1,198
1	WTI Midland (Argus) vs. WTI Financial	Apr. 2021	150	1,148
1	WTI Midland (Argus) vs. WTI Financial	May 2021	180	1,118
1	WTI Midland (Argus) vs. WTI Financial	Jun. 2021	200	1,098
1	WTI Midland (Argus) vs. WTI Financial	Jul. 2021	230	1,068
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2021	250	1,048
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2021	280	1,018
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2021	350	948
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2021	350	948
A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Commodity Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2021	$ 350	$ 948
391,300
$ 99,073
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/20	BNP Paribas S.A.	AUD	3,057	$ 2,248,219	$ 2,189,585	$ —	$ (58,634)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	AUD	6,493	4,587,679	4,650,483	62,804	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	AUD	2,047	1,493,190	1,466,170	—	(27,020)
Expiring 10/02/20	Standard Chartered Bank, London	AUD	8,143	5,773,216	5,832,599	59,383	—
Expiring 10/02/20	UBS AG Stamford	AUD	21,995	15,494,471	15,754,300	259,829	—
Expiring 10/02/20	UBS AG Stamford	AUD	4,694	3,306,456	3,361,902	55,446	—
Brazilian Real,
Expiring 10/02/20	UBS AG Stamford	BRL	20,983	3,794,771	3,736,123	—	(58,648)
British Pound,
Expiring 10/02/20	BNP Paribas S.A.	GBP	3,327	4,289,964	4,293,032	3,068	—
Expiring 10/02/20	Citibank, N.A.	GBP	7,201	9,189,523	9,292,222	102,699	—
Expiring 10/02/20	Citibank, N.A.	GBP	1,390	1,867,787	1,793,603	—	(74,184)
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	36,804	47,347,007	47,489,968	142,961	—
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	17,483	22,491,477	22,559,388	67,911	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	GBP	777	1,001,964	1,002,611	647	—
Expiring 10/02/20	Natwest Markets PLC	GBP	881	1,173,432	1,136,808	—	(36,624)
Canadian Dollar,
Expiring 10/02/20	Citibank, N.A.	CAD	6,463	4,830,694	4,853,574	22,880	—
Expiring 10/20/20	Citibank, N.A.	CAD	624	462,417	468,571	6,154	—
Chinese Renminbi,
Expiring 12/16/20	BNP Paribas S.A.	CNH	14,728	2,145,445	2,159,358	13,913	—
Expiring 12/16/20	Goldman Sachs Bank USA	CNH	17,647	2,593,874	2,587,397	—	(6,477)
Expiring 12/16/20	HSBC Bank USA, N.A.	CNH	11,649	1,710,835	1,707,972	—	(2,863)
Czech Koruna,
Expiring 10/16/20	BNP Paribas S.A.	CZK	1,737	77,080	75,265	—	(1,815)
Danish Krone,
Expiring 10/01/20	Citibank, N.A.	DKK	46,259	7,264,987	7,285,153	20,166	—
Expiring 10/01/20	Citibank, N.A.	DKK	43,149	6,756,017	6,795,361	39,344	—
Expiring 10/01/20	Citibank, N.A.	DKK	25,761	4,045,813	4,057,043	11,230	—
Expiring 10/01/20	Citibank, N.A.	DKK	24,029	3,762,371	3,784,281	21,910	—
Euro,
Expiring 10/02/20	Barclays Bank PLC	EUR	572	670,656	671,209	553	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	6,033	7,130,821	7,073,684	—	(57,137)
Expiring 10/02/20	BNP Paribas S.A.	EUR	1,061	1,270,858	1,244,021	—	(26,837)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	673	795,671	789,092	—	(6,579)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	185	220,275	217,458	—	(2,817)
Expiring 10/02/20	Standard Chartered Bank, London	EUR	2,892	3,441,687	3,390,866	—	(50,821)
Expiring 10/02/20	UBS AG Stamford	EUR	32,677	38,029,284	38,313,195	283,911	—
Expiring 10/02/20	UBS AG Stamford	EUR	438	517,385	513,272	—	(4,113)
Expiring 11/02/20	JPMorgan Chase Bank, N.A.	EUR	36	42,545	42,257	—	(288)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	59	75,432	69,595	—	(5,837)
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	58	69,078	68,337	—	(741)
Israeli Shekel,
Expiring 02/11/21	Standard Chartered Bank, London	ILS	10,911	3,177,228	3,192,897	15,669	—
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/02/20	BNP Paribas S.A.	JPY	287,002	$ 2,707,122	$ 2,721,361	$ 14,239	$ —
Expiring 10/02/20	Morgan Stanley & Co. International PLC	JPY	109,800	1,035,732	1,041,126	5,394	—
Expiring 11/04/20	BNP Paribas S.A.	JPY	290,720	2,754,580	2,757,618	3,038	—
Mexican Peso,
Expiring 10/21/20	JPMorgan Chase Bank, N.A.	MXN	40,391	1,775,739	1,822,142	46,403	—
Expiring 02/08/21	Citibank, N.A.	MXN	59,119	2,573,860	2,633,411	59,551	—
Expiring 03/10/21	Goldman Sachs Bank USA	MXN	14,034	646,574	622,900	—	(23,674)
New Taiwanese Dollar,
Expiring 10/19/20	Goldman Sachs Bank USA	TWD	65,804	2,281,699	2,278,716	—	(2,983)
New Zealand Dollar,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	1,674	1,125,246	1,107,439	—	(17,807)
Norwegian Krone,
Expiring 10/02/20	HSBC Bank USA, N.A.	NOK	20,850	2,345,212	2,235,327	—	(109,885)
Expiring 10/02/20	HSBC Bank USA, N.A.	NOK	7,655	844,347	820,692	—	(23,655)
Expiring 11/03/20	Goldman Sachs Bank USA	NOK	20,700	2,179,122	2,219,342	40,220	—
Peruvian Nuevo Sol,
Expiring 10/06/20	HSBC Bank USA, N.A.	PEN	9,805	2,739,264	2,720,880	—	(18,384)
Expiring 10/06/20	HSBC Bank USA, N.A.	PEN	6,375	1,780,852	1,768,900	—	(11,952)
Expiring 10/19/20	HSBC Bank USA, N.A.	PEN	6,655	1,875,554	1,846,851	—	(28,703)
Expiring 10/19/20	HSBC Bank USA, N.A.	PEN	1,206	339,777	334,577	—	(5,200)
Expiring 10/28/20	Deutsche Bank AG	PEN	28,977	8,094,247	8,041,210	—	(53,037)
Expiring 11/06/20	HSBC Bank USA, N.A.	PEN	2,243	626,047	622,274	—	(3,773)
Polish Zloty,
Expiring 11/10/20	BNP Paribas S.A.	PLN	138	36,646	35,720	—	(926)
Singapore Dollar,
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	5,689	4,184,370	4,168,015	—	(16,355)
South African Rand,
Expiring 12/09/20	HSBC Bank USA, N.A.	ZAR	47,300	2,764,469	2,800,494	36,025	—
South Korean Won,
Expiring 10/30/20	BNP Paribas S.A.	KRW	3,143,898	2,694,000	2,696,264	2,264	—
Expiring 12/16/20	HSBC Bank USA, N.A.	KRW	2,045,030	1,724,381	1,754,084	29,703	—
Expiring 12/18/20	Standard Chartered Bank, London	KRW	2,284,557	1,941,000	1,959,551	18,551	—
Swedish Krona,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	7,575	858,116	845,833	—	(12,283)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	4,990	578,315	557,189	—	(21,126)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	4,575	529,591	510,850	—	(18,741)
Expiring 10/02/20	Standard Chartered Bank, London	SEK	10,400	1,194,237	1,161,276	—	(32,961)
				$265,379,708	$266,002,694	1,445,866	(822,880)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/20	BNP Paribas S.A.	AUD	6,356	$ 4,620,704	$ 4,552,503	$ 68,201	$ —
Expiring 10/02/20	Citibank, N.A.	AUD	2,076	1,525,146	1,486,941	38,205	—
Expiring 10/02/20	HSBC Bank USA, N.A.	AUD	2,269	1,658,552	1,625,277	33,275	—
Expiring 10/02/20	HSBC Bank USA, N.A.	AUD	2,245	1,641,088	1,608,163	32,925	—
Expiring 10/02/20	HSBC Bank USA, N.A.	AUD	156	112,771	111,736	1,035	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	AUD	6,104	4,392,265	4,372,005	20,260	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	AUD	1,553	1,117,420	1,112,266	5,154	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	AUD	916	653,354	656,088	—	(2,734)
Expiring 10/02/20	Standard Chartered Bank, London	AUD	1,505	1,059,047	1,077,961	—	(18,914)
Expiring 10/02/20	UBS AG Stamford	AUD	15,703	11,318,261	11,247,391	70,870	—
A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/20	UBS AG Stamford	AUD	6,674	$ 4,844,208	$ 4,780,349	$ 63,859	$ —
Expiring 10/02/20	UBS AG Stamford	AUD	3,995	2,879,436	2,861,406	18,030	—
Expiring 11/03/20	Morgan Stanley & Co. International PLC	AUD	6,493	4,588,030	4,650,828	—	(62,798)
Expiring 11/03/20	Standard Chartered Bank, London	AUD	8,143	5,773,607	5,833,032	—	(59,425)
Expiring 11/03/20	UBS AG Stamford	AUD	21,995	15,495,614	15,755,468	—	(259,854)
Expiring 11/03/20	UBS AG Stamford	AUD	4,694	3,306,700	3,362,152	—	(55,452)
Brazilian Real,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	BRL	20,983	3,741,786	3,736,123	5,663	—
Expiring 11/04/20	UBS AG Stamford	BRL	20,983	3,791,754	3,732,948	58,806	—
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	37,641	49,748,854	48,570,000	1,178,854	—
Expiring 10/02/20	Citibank, N.A.	GBP	20,403	26,966,239	26,327,244	638,995	—
Expiring 10/02/20	Citibank, N.A.	GBP	7,201	9,458,533	9,292,223	166,310	—
Expiring 10/02/20	Goldman Sachs Bank USA	GBP	178	231,067	229,685	1,382	—
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	2,211	2,866,884	2,852,989	13,895	—
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	229	296,087	295,493	594	—
Expiring 11/03/20	Citibank, N.A.	GBP	7,201	9,190,870	9,293,777	—	(102,907)
Expiring 11/03/20	HSBC Bank USA, N.A.	GBP	36,804	47,354,662	47,497,902	—	(143,240)
Expiring 11/03/20	HSBC Bank USA, N.A.	GBP	17,483	22,495,114	22,563,158	—	(68,044)
Canadian Dollar,
Expiring 10/02/20	BNP Paribas S.A.	CAD	2,672	2,047,184	2,006,692	40,492	—
Expiring 10/02/20	BNP Paribas S.A.	CAD	2,332	1,786,689	1,751,350	35,339	—
Expiring 10/02/20	HSBC Bank USA, N.A.	CAD	2,152	1,633,368	1,616,253	17,115	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	CAD	1,639	1,242,224	1,230,628	11,596	—
Expiring 11/03/20	Citibank, N.A.	CAD	6,463	4,831,241	4,854,064	—	(22,823)
Chinese Renminbi,
Expiring 12/16/20	Goldman Sachs Bank USA	CNH	502,698	72,395,649	73,705,383	—	(1,309,734)
Expiring 12/16/20	HSBC Bank USA, N.A.	CNH	2,310	329,644	338,664	—	(9,020)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	CNH	10,001	1,467,450	1,466,343	1,107	—
Danish Krone,
Expiring 10/01/20	BNP Paribas S.A.	DKK	177,230	28,435,799	27,911,103	524,696	—
Expiring 10/01/20	Citibank, N.A.	DKK	26,115	4,159,823	4,112,726	47,097	—
Expiring 10/01/20	Citibank, N.A.	DKK	15,745	2,371,291	2,479,565	—	(108,274)
Expiring 10/01/20	Citibank, N.A.	DKK	12,265	1,869,941	1,931,550	—	(61,609)
Expiring 10/01/20	JPMorgan Chase Bank, N.A.	DKK	12,973	1,968,989	2,043,068	—	(74,079)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	16,581	2,504,415	2,611,276	—	(106,861)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	14,538	2,200,361	2,289,443	—	(89,082)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	13,797	2,093,565	2,172,783	—	(79,218)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	12,049	1,816,666	1,897,604	—	(80,938)
Expiring 10/01/20	Societe Generale (Paris)	DKK	15,296	2,309,114	2,408,885	—	(99,771)
Expiring 12/01/20	Citibank, N.A.	DKK	46,259	7,273,337	7,293,057	—	(19,720)
Expiring 12/01/20	Citibank, N.A.	DKK	43,149	6,763,620	6,802,733	—	(39,113)
Expiring 12/01/20	Citibank, N.A.	DKK	25,761	4,050,463	4,061,445	—	(10,982)
Expiring 12/01/20	Citibank, N.A.	DKK	24,029	3,766,605	3,788,387	—	(21,782)
Expiring 12/01/20	Goldman Sachs Bank USA	DKK	113,424	17,847,480	17,881,944	—	(34,464)
Expiring 12/01/20	Goldman Sachs Bank USA	DKK	63,165	9,939,117	9,958,310	—	(19,193)
Euro,
Expiring 10/02/20	BNP Paribas S.A.	EUR	7,218	8,567,023	8,463,094	103,929	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	4,983	5,922,753	5,842,560	80,193	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	2,416	2,868,059	2,832,757	35,302	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	2,354	2,795,174	2,760,061	35,113	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	2,292	2,720,368	2,687,367	33,001	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	1,929	2,283,679	2,261,749	21,930	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	1,400	1,650,673	1,641,498	9,175	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	1,015	1,189,043	1,190,086	—	(1,043)
A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/20	Citibank, N.A.	EUR	33,872	$ 40,015,766	$ 39,715,135	$ 300,631	$ —
Expiring 10/02/20	HSBC Bank USA, N.A.	EUR	1,719	2,039,655	2,015,525	24,130	—
Expiring 10/02/20	Standard Chartered Bank, London	EUR	49,989	59,823,450	58,611,573	1,211,877	—
Expiring 10/02/20	Standard Chartered Bank, London	EUR	18,784	22,479,595	22,024,213	455,382	—
Expiring 10/02/20	UBS AG Stamford	EUR	2,412	2,858,837	2,828,066	30,771	—
Expiring 11/02/20	BNP Paribas S.A.	EUR	73	86,417	85,629	788	—
Expiring 11/03/20	Goldman Sachs Bank USA	EUR	814	946,998	955,228	—	(8,230)
Expiring 11/03/20	Standard Chartered Bank, London	EUR	47,403	55,622,980	55,616,200	6,780	—
Expiring 11/03/20	Standard Chartered Bank, London	EUR	38,449	45,116,671	45,111,172	5,499	—
Expiring 11/03/20	UBS AG Stamford	EUR	32,677	38,054,608	38,338,501	—	(283,893)
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	56	66,835	66,240	595	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	EUR	135	152,652	158,892	—	(6,240)
Expiring 07/01/21	Morgan Stanley & Co. International PLC	EUR	113	134,473	133,077	1,396	—
Expiring 07/01/21	Morgan Stanley & Co. International PLC	EUR	50	59,817	58,983	834	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	211	243,474	251,204	—	(7,730)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	131	157,512	156,177	1,335	—
Israeli Shekel,
Expiring 12/10/20	JPMorgan Chase Bank, N.A.	ILS	10,241	2,972,631	2,992,584	—	(19,953)
Expiring 12/10/20	JPMorgan Chase Bank, N.A.	ILS	6,014	1,751,677	1,757,386	—	(5,709)
Japanese Yen,
Expiring 10/02/20	BNP Paribas S.A.	JPY	290,720	2,753,554	2,756,615	—	(3,061)
Expiring 10/02/20	HSBC Bank USA, N.A.	JPY	25,367	238,659	240,533	—	(1,874)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	JPY	23,869	225,116	226,326	—	(1,210)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	JPY	12,956	122,133	122,847	—	(714)
Expiring 10/02/20	UBS AG Stamford	JPY	43,890	413,020	416,166	—	(3,146)
Malaysian Ringgit,
Expiring 12/23/20	BNP Paribas S.A.	MYR	14,133	3,377,129	3,393,781	—	(16,652)
Mexican Peso,
Expiring 10/21/20	Goldman Sachs Bank USA	MXN	26,357	1,218,364	1,189,033	29,331	—
Expiring 10/21/20	Goldman Sachs Bank USA	MXN	23,203	1,076,148	1,046,748	29,400	—
Expiring 10/21/20	Goldman Sachs Bank USA	MXN	14,034	657,032	633,108	23,924	—
Expiring 10/21/20	JPMorgan Chase Bank, N.A.	MXN	9,972	438,407	449,863	—	(11,456)
New Taiwanese Dollar,
Expiring 10/19/20	Standard Chartered Bank, London	TWD	65,804	2,267,000	2,278,717	—	(11,717)
Expiring 12/16/20	Goldman Sachs Bank USA	TWD	72,777	2,521,721	2,542,529	—	(20,808)
Expiring 12/16/20	Goldman Sachs Bank USA	TWD	65,804	2,306,492	2,298,933	7,559	—
New Zealand Dollar,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	9,002	6,051,054	5,955,298	95,756	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	3,101	2,085,026	2,051,476	33,550	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	661	441,990	437,287	4,703	—
Expiring 11/03/20	BNP Paribas S.A.	NZD	9,002	5,919,784	5,955,246	—	(35,462)
Expiring 11/03/20	BNP Paribas S.A.	NZD	2,088	1,373,085	1,381,310	—	(8,225)
Norwegian Krone,
Expiring 10/02/20	Goldman Sachs Bank USA	NOK	20,700	2,179,049	2,219,246	—	(40,197)
Expiring 10/02/20	HSBC Bank USA, N.A.	NOK	7,805	890,597	836,774	53,823	—
Peruvian Nuevo Sol,
Expiring 10/06/20	Citibank, N.A.	PEN	9,805	2,766,859	2,720,880	45,979	—
Expiring 10/06/20	Citibank, N.A.	PEN	6,375	1,798,792	1,768,900	29,892	—
Expiring 10/19/20	Citibank, N.A.	PEN	6,655	1,879,102	1,846,851	32,251	—
Expiring 10/19/20	Citibank, N.A.	PEN	1,206	340,420	334,577	5,843	—
Expiring 10/23/20	Citibank, N.A.	PEN	2,362	669,226	655,366	13,860	—
Expiring 10/28/20	Deutsche Bank AG	PEN	28,977	8,254,024	8,041,209	212,815	—
Expiring 11/06/20	Citibank, N.A.	PEN	2,243	634,838	622,274	12,564	—
Expiring 11/30/20	HSBC Bank USA, N.A.	PEN	9,805	2,735,977	2,720,491	15,486	—
Expiring 11/30/20	HSBC Bank USA, N.A.	PEN	6,375	1,778,715	1,768,647	10,068	—
A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/04/20	Citibank, N.A.	PEN	8,326	$ 2,327,098	$ 2,310,067	$ 17,031	$ —
Expiring 12/04/20	Citibank, N.A.	PEN	1,589	450,000	440,826	9,174	—
Expiring 12/04/20	Deutsche Bank AG	PEN	2,845	805,000	789,416	15,584	—
Expiring 03/15/21	HSBC Bank USA, N.A.	PEN	6,655	1,870,599	1,844,663	25,936	—
Expiring 03/15/21	HSBC Bank USA, N.A.	PEN	1,206	338,879	334,180	4,699	—
Expiring 03/29/21	Deutsche Bank AG	PEN	28,977	8,079,577	8,030,096	49,481	—
Expiring 03/29/21	HSBC Bank USA, N.A.	PEN	2,243	624,983	621,433	3,550	—
Romanian Leu,
Expiring 11/20/20	Goldman Sachs Bank USA	RON	23	5,682	5,593	89	—
Expiring 11/20/20	JPMorgan Chase Bank, N.A.	RON	25	6,104	5,972	132	—
Expiring 11/20/20	JPMorgan Chase Bank, N.A.	RON	12	3,051	2,987	64	—
Expiring 11/20/20	Standard Chartered Bank, London	RON	8	2,074	2,036	38	—
Russian Ruble,
Expiring 10/13/20	Citibank, N.A.	RUB	188,734	2,623,946	2,426,123	197,823	—
Expiring 10/16/20	BNP Paribas S.A.	RUB	144,748	2,027,155	1,860,291	166,864	—
Expiring 10/16/20	Goldman Sachs Bank USA	RUB	101,865	1,411,813	1,309,156	102,657	—
Expiring 11/13/20	Goldman Sachs Bank USA	RUB	202,607	2,733,890	2,597,653	136,237	—
Expiring 11/13/20	UBS AG Stamford	RUB	473,333	6,358,584	6,068,662	289,922	—
Singapore Dollar,
Expiring 12/16/20	BNP Paribas S.A.	SGD	3,224	2,343,490	2,362,046	—	(18,556)
Expiring 12/16/20	Goldman Sachs Bank USA	SGD	2,465	1,815,294	1,805,969	9,325	—
South African Rand,
Expiring 11/13/20	Citibank, N.A.	ZAR	192	11,420	11,381	39	—
Expiring 12/09/20	Citibank, N.A.	ZAR	47,300	2,762,372	2,800,493	—	(38,121)
Expiring 12/17/20	Barclays Bank PLC	ZAR	4,194	247,761	248,088	—	(327)
Expiring 12/17/20	Citibank, N.A.	ZAR	5,258	313,668	311,008	2,660	—
South Korean Won,
Expiring 12/16/20	BNP Paribas S.A.	KRW	477,078	402,685	409,203	—	(6,518)
Expiring 12/16/20	HSBC Bank USA, N.A.	KRW	1,170,069	1,005,076	1,003,604	1,472	—
Swedish Krona,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	6,745	777,628	753,154	24,474	—
Swiss Franc,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	238	262,419	258,416	4,003	—
Thai Baht,
Expiring 12/16/20	BNP Paribas S.A.	THB	3,739	120,556	117,999	2,557	—
				$823,957,025	$820,294,867	7,173,031	(3,510,873)
						$8,618,897	$(4,333,753)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.875%	$ (204,612)	$ (5,443)	$(199,169)	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000%(Q)	1,500	0.309%	33,926	(1,089)	35,015	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.243%	123,906	(3,629)	127,535	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	0.366%	31,151	(1,089)	32,240	Barclays Bank PLC
A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia	12/20/23	1.000%(Q)	2,000	0.971%	$ 2,388	$ (1,452)	$ 3,840	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	0.688%	20,599	(1,452)	22,051	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.520%	23,646	(1,089)	24,735	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.455%	26,830	(1,089)	27,919	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.309%	33,949	(1,089)	35,038	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	2.596%	(221,638)	(3,266)	(218,372)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	5.183%	(916,673)	(5,443)	(911,230)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	0.889%	17,218	(3,266)	20,484	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	0.982%	5,477	(4,717)	10,194	Barclays Bank PLC
					$(1,023,833)	$(34,113)	$(989,720)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.NA.EM.30.V3	12/20/23	1.000%(Q)	47,000	$1,037,276	$(7,992)	$1,045,268	Barclays Bank PLC
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	7,768	*	$583	$—	$583	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	500	0.203%	$ (2,050)	$ 1,215	$ 3,265
Daimler AG	12/20/20	1.000%(Q)	EUR	240	0.203%	(284)	584	868
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.602%	4,037	23,767	19,730
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		600	2.536%	63,476	25,738	(37,738)
General Electric Co.	12/20/20	1.000%(Q)		100	0.570%	(299)	124	423
General Electric Co.	12/20/23	1.000%(Q)		1,800	1.070%	(60,645)	(3,523)	57,122
General Electric Co.	12/20/23	1.000%(Q)		300	1.070%	(12,577)	(587)	11,990
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	4.873%	(3,387)	(168,084)	(164,697)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	0.697%	(46,227)	29,337	75,564
						$(57,956)	$ (91,429)	$ (33,473)

A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$ (72,069)	$ (94,047)	$ 21,978	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(63,688)	(81,410)	17,722	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(63,688)	(81,153)	17,465	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	700	(11,732)	(14,787)	3,055	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	(38,836)	(31,765)	(7,071)	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(107,483)	(67,468)	(40,015)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(159,002)	(117,451)	(41,551)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(39,750)	(30,242)	(9,508)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	(1,777)	2,574	(4,351)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(1,746)	6,398	(8,144)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(588)	2,392	(2,980)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(587)	2,212	(2,799)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(588)	800	(1,388)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	(309)	447	(756)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	140	1,330	833	497	Citibank, N.A.
				$(560,513)	$(502,667)	$(57,846)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,700	2.807%	$ (36,399)	$ 11,273	$ (47,672)	Bank of America, N.A.
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	1.509%	(33,954)	(41,745)	7,791	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	1.875%	(5,456)	(5,151)	(305)	HSBC Bank USA, N.A.
Federative Republic of Brazil	06/20/24	1.000%(Q)	1,500	2.051%	(56,456)	(33,919)	(22,537)	HSBC Bank USA, N.A.
Federative Republic of Brazil	12/20/24	1.000%(Q)	400	2.184%	(19,098)	(5,012)	(14,086)	Goldman Sachs International
Federative Republic of Brazil	12/20/24	1.000%(Q)	100	2.184%	(4,774)	(1,385)	(3,389)	Citibank, N.A.
Hellenic Republic of Greece	06/20/23	1.000%(Q)	435	0.887%	1,457	(30,362)	31,819	Citibank, N.A.
Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	1.117%	(2,004)	(83,624)	81,620	Barclays Bank PLC
Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	1.216%	(8,636)	(182,806)	174,170	Citibank, N.A.
Hellenic Republic of Greece	12/20/25	1.000%(Q)	1,220	1.441%	(26,664)	(182,725)	156,061	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	350	0.672%	4,355	1,266	3,089	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	0.306%	34,645	19,446	15,199	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	5.232%	(51,061)	(18,943)	(32,118)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(49,997)	(22,280)	(27,717)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	5.232%	(17,021)	(7,773)	(9,248)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	5.232%	(17,021)	(7,632)	(9,389)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	5.232%	(17,020)	(6,344)	(10,676)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	5.232%	(8,510)	(3,155)	(5,355)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	5.666%	(24,035)	(11,152)	(12,883)	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	14,000	0.260%	79,338	(94,963)	174,301	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	10,100	0.411%	46,111	(66,787)	112,898	Bank of America, N.A.
A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/21	1.000%(Q)	8,800	0.260%	$ 49,870	$ (77,716)	$127,586	Goldman Sachs International
Republic of Italy	06/20/21	1.000%(Q)	3,500	0.411%	15,980	(24,835)	40,815	JPMorgan Chase Bank, N.A.
State of Illinois	06/20/24	1.000%(Q)	500	2.727%	(27,518)	(5,001)	(22,517)	Citibank, N.A.
					$(173,868)	$(881,325)	$707,457

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.34	06/20/25	5.000%(Q)		3,128	$ 199,849	$(160,554)	$ (360,403)
CDX.NA.HY.34	06/20/25	5.000%(Q)		1,012	(43,748)	(51,944)	(8,196)
CDX.NA.HY.35	12/20/25	5.000%(Q)		1,600	(68,280)	(69,211)	(931)
CDX.NA.HY.35	12/20/25	5.000%(Q)		500	(21,150)	(21,628)	(478)
CDX.NA.IG.33	12/20/29	1.000%(Q)		6,500	17,739	75,131	57,392
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		35,455	(237,718)	409,809	647,527
CDX.NA.IG.34	06/20/30	1.000%(Q)		41,600	111,304	645,913	534,609
CDX.NA.IG.35	12/20/30	1.000%(Q)		6,300	(23,503)	(4,862)	18,641
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	42,400	(289,977)	(145,131)	144,846
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(49,950)	7,227	57,177
					$(405,434)	$ 684,750	$1,090,184

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.34.V9	06/20/25	5.000%(Q)	64,400	3.808%	$(3,143,707)	$3,305,522	$6,449,229

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	5,000	$(32,513)	$55,878	$(88,391)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	7,284	*	$ (674)	$ (930)	$ 256	Citibank, N.A.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	27,636	(167,125)	194,761	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	8,374	(50,274)	58,648	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	5,025	(40,682)	45,707	Merrill Lynch International
A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	5,000	*	$(58,295)	$ (45,719)	$ (12,576)	Citigroup Global Markets, Inc.
					$(17,934)	$(304,730)	$286,796
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$40,159	$—	$40,159
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	40,338	—	40,338
							$80,497	$—	$80,497

A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Inflation swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(1)(T)	$ —	$ (39,441)	$ (39,441)
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(881)	(125,744)	(124,863)
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(23)	43,267	43,290
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	95	187,021	186,926
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(494)	(81,628)	(81,134)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	236	10,855	10,619
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	983	125,771	124,788
GBP	30,600	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	833,344	512,079	(321,265)
GBP	8,200	02/15/25	3.257%(T)	U.K. Retail Price Index(1)(T)	—	(55,749)	(55,749)
GBP	7,300	02/15/25	3.258%(T)	U.K. Retail Price Index(1)(T)	—	(50,115)	(50,115)
GBP	5,200	02/15/25	3.262%(T)	U.K. Retail Price Index(1)(T)	—	(37,454)	(37,454)
GBP	1,700	08/15/25	3.334%(T)	U.K. Retail Price Index(1)(T)	(2,292)	19,207	21,499
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	92,322	92,322
GBP	1,400	01/15/30	3.386%(T)	U.K. Retail Price Index(2)(T)	—	4,634	4,634
GBP	3,900	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(1,543)	22,309	23,852
GBP	3,500	01/15/30	3.438%(T)	U.K. Retail Price Index(2)(T)	—	42,975	42,975
GBP	800	02/15/30	3.436%(T)	U.K. Retail Price Index(2)(T)	—	5,434	5,434
GBP	5,800	02/15/30	3.450%(T)	U.K. Retail Price Index(2)(T)	2,793	53,424	50,631
GBP	9,900	02/15/30	3.453%(T)	U.K. Retail Price Index(2)(T)	—	96,324	96,324
GBP	3,100	05/15/30	3.346%(T)	U.K. Retail Price Index(2)(T)	7,483	(40,278)	(47,761)
GBP	2,500	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	122,002	173,305	51,303
GBP	1,700	08/15/30	3.475%(T)	U.K. Retail Price Index(2)(T)	—	(19,824)	(19,824)
	11,100	08/14/21	1.840%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(165)	(44,823)	(44,658)
	2,290	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(6,559)	(6,559)
	8,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(828)	(56,147)	(55,319)
	1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(23,993)	(23,993)
	13,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(874,209)	(1,599,140)	(724,931)
	7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(226,143)	(226,143)
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(559)	(155,922)	(155,363)
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(43,239)	(43,239)
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(71,597)	(71,597)
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	6,913	232,503	225,590
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	78,187	78,187
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	119,517	119,517
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	123,008	123,008
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(83)	34,509	34,592
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,965	65,194	63,229
	3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,053	26,466	23,413
	6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(362,994)	(362,994)
					$ 97,790	$ (972,479)	$(1,070,269)

Inflation swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreement:
8,100	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$107,038	$—	$107,038	Bank of America, N.A.
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	5,000	02/13/30	1.210%(S)	3 Month BBSW(2)(S)	$ (21)	$ 162,165	$ 162,186
AUD	10,200	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	(164,890)	(362,790)	(197,900)
BRL	10,876	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	8,838	8,838
BRL	5,634	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	45,954	45,954
BRL	6,331	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	53,792	53,792
BRL	16,739	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	141,328	141,328
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	56,212	56,212
CAD	6,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	56,361	56,361
CAD	2,300	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	7,590	33,756	26,166
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	59,895	59,895
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(39,550)	161,920	201,470
CAD	1,600	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	379	80,361	79,982
CAD	19,700	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	259,745	1,240,619	980,874
CAD	19,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(40,247)	680,518	720,765
CAD	5,500	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(38,209)	1,326,228	1,364,437
CHF	8,050	03/18/25	(0.620)%(A)	6 Month CHF LIBOR(2)(S)	39,592	(24,852)	(64,444)
CHF	21,200	09/16/25	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	29,721	120,071	90,350
CNH	14,220	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(43)	23,693	23,736
CNH	41,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(94)	67,027	67,121
CNH	15,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(11)	28,537	28,548
CNH	13,200	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(7)	21,355	21,362
COP	3,239,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	53,844	53,844
COP	5,583,815	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	96,493	96,493
COP	2,288,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	44,227	44,227
COP	1,601,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	31,264	31,264
COP	3,451,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	69,763	69,763
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	85,245	85,245
EUR	25,500	12/15/22	(0.300)%(A)	6 Month EURIBOR(1)(S)	(40,418)	(111,359)	(70,941)
EUR	21,400	12/15/25	(0.150)%(A)	6 Month EURIBOR(2)(S)	210,202	342,735	132,533
EUR	38,300	12/15/30	0.250%(A)	6 Month EURIBOR(2)(S)	1,725,141	2,155,315	430,174
EUR	2,000	12/15/50	0.600%(A)	6 Month EURIBOR(1)(S)	(367,559)	(443,765)	(76,206)
EUR	2,900	03/17/51	0.000%(A)	6 Month EURIBOR(1)(S)	53,259	(7,548)	(60,807)
GBP	1,190	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(8,670)	(8,540)	130
GBP	16,400	12/16/22	0.250%(A)	1 Day SONIA(2)(A)	139,714	135,081	(4,633)
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	(29,012)	(11,102)
GBP	9,300	12/16/25	0.500%(A)	1 Day SONIA(2)(A)	303,722	308,218	4,496
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(64,568)	(64,568)
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	(139,788)	(45,773)
GBP	10,600	12/16/30	0.500%(A)	1 Day SONIA(2)(A)	481,158	465,281	(15,877)
GBP	1,550	09/16/50	0.500%(S)	6 Month GBP LIBOR(2)(S)	(61,161)	(42,292)	18,869
GBP	150	12/16/50	0.500%(A)	1 Day SONIA(2)(A)	11,681	10,734	(947)
HUF	82,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	388	388
HUF	1,281,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	9,811	9,811
HUF	360,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	24,248	24,248
JPY	2,000,710	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(2,565)	(2,565)
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(6,234)	(10,037)	(3,803)
JPY	290,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(2)(S)	40,816	49,159	8,343
JPY	700,000	11/29/29	0.035%(S)	6 Month JPY LIBOR(2)(S)	44,080	14,656	(29,424)
JPY	2,493,310	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	464,725	806,840	342,115
JPY	1,580,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	50,733	677,024	626,291
KRW	718,000	12/16/30	0.908%(Q)	3 Month KRW LIBOR(2)(Q)	(5,843)	(5,446)	397
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	41,862	41,862
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	3,935	(7,718)	(11,653)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	(73,978)	(69,163)
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	(79,711)	(79,711)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	8,915	(479,931)	(488,846)
NZD	1,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	119,716	119,716
PLN	4,900	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	185,854	185,854
A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	$ 40,560	$ 51,005	$ 10,445
	10,700	12/19/20	2.750%(S)	3 Month LIBOR(1)(Q)	15,279	(143,440)	(158,719)
	18,300	12/18/21	1.500%(S)	3 Month LIBOR(1)(Q)	66,557	(365,272)	(431,829)
	49,400	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(362,416)	(1,731,212)	(1,368,796)
	166,200	03/18/22	—(9)	—(9)	(2,234)	(30,365)	(28,131)
	67,500	04/26/22	—(3)	—(3)	—	(6,179)	(6,179)
	7,900	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	82,629	85,390	2,761
	34,100	04/27/23	—(4)	—(4)	—	15,047	15,047
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(441,367)	(441,367)
	7,400	03/07/24	—(10)	—(10)	—	17,627	17,627
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(337,238)	(337,238)
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(390,796)	(390,796)
	27,600	09/06/24	—(8)	—(8)	2,288	18,525	16,237
	7,750	09/17/24	1.360%(S)	3 Month LIBOR(1)(Q)	—	(245,140)	(245,140)
	17,700	09/27/24	—(6)	—(6)	—	5,827	5,827
	19,500	10/04/24	—(7)	—(7)	—	47,904	47,904
	24,700	12/18/24	2.500%(S)	3 Month LIBOR(2)(Q)	2,251,944	2,466,347	214,403
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(278,980)	(278,980)
	16,700	06/17/25	1.250%(S)	3 Month LIBOR(1)(Q)	(690,732)	(782,715)	(91,983)
	19,600	12/16/25	1.000%(S)	3 Month LIBOR(1)(Q)	(598,196)	(618,169)	(19,973)
	36,300	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(290,056)	(323,073)	(33,017)
	8,300	05/23/29	—(5)	—(5)	—	14,086	14,086
	4,400	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(18,589)	(556,746)	(538,157)
	2,600	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(243,431)	(243,431)
	43,050	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(2,191,527)	(2,470,197)	(278,670)
	30,100	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(987,489)	(802,354)	185,135
	4,300	06/17/50	1.500%(S)	3 Month LIBOR(1)(Q)	(761,839)	(465,124)	296,715
	2,900	12/16/50	1.250%(S)	3 Month LIBOR(1)(Q)	(261,117)	(105,231)	155,886
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	6,773	149,931	143,158
ZAR	77,700	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(2,793)	(75,332)	(72,539)
ZAR	22,700	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(991)	68,915	69,906
ZAR	29,900	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(8,877)	88,599	97,476
ZAR	15,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	418	54,892	54,474
ZAR	17,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(156)	75,155	75,311
ZAR	11,500	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(108)	53,018	53,126
ZAR	12,200	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(248)	139,051	139,299
ZAR	6,500	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(644)	9,313	9,957
ZAR	46,600	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,307)	33,843	35,150
					$ (727,460)	$ 1,184,602	$ 1,912,062

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
ILS	3,100	05/14/27	0.520%(A)	3 Month TELBOR(2)(Q)	$ 7,932	$ 3,942	$ 3,990	Bank of America, N.A.
ILS	3,200	05/15/27	0.500%(A)	3 Month TELBOR(2)(Q)	6,842	1,245	5,597	Goldman Sachs Bank USA
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	522,526	(23,913)	546,439	Bank of America, N.A.
					$537,300	$(18,726)	$556,026

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(10)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/16/21	3,608	$ (23,660)	$—	$ (23,660)
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Goldman Sachs International	2/16/21	26,299	(172,460)	—	(172,460)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Merrill Lynch International	2/16/21	10,974	(145,143)	—	(145,143)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Citibank, N.A.	2/16/21	19,637	(259,716)	—	(259,716)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	BNP Paribas S.A.	2/16/21	39,659	(524,258)	—	(524,258)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	13,892	(183,795)	—	(183,795)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	Goldman Sachs International	2/16/21	19,897	(262,864)	—	(262,864)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/16/21	88,426	(1,169,729)	—	(1,169,729)
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/16/21	4,204	(24,173)	—	(24,173)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +15bps(M)	Citibank, N.A.	2/16/21	36,136	(469,323)	—	(469,323)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +5bps(M)	Societe Generale (Paris)	10/01/20	4,420	(210,180)	—	(210,180)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +5bps(M)	BNP Paribas S.A.	10/07/20	19,558	(930,023)	—	(930,023)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +31bps(M)	JPMorgan Chase Bank, N.A.	4/14/21	25,568	(648)	—	(648)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +20bps(M)	UBS AG London	5/05/21	8,059	(2,316)	—	(2,316)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +15bps(M)	UBS AG London	5/12/21	73,777	(16,863)	—	(16,863)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +24bps(M)	Citibank, N.A.	5/12/21	2,710	(834)	—	(834)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +25bps(M)	UBS AG London	8/25/21	2,006	(703)	—	(703)
Euro Naphtha - Dated Brent Spread, fixed price $(3.30)(T)(3)	–	BNP Paribas S.A.	12/31/20	—(r)	(1,910)	—	(1,910)
Euro-Bob Fuel Oil, fixed price $21.50(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	—(r)	(4,657)	—	(4,657)
Euro-Bob Fuel Oil, fixed price $21.60(T)(3)	–	Goldman Sachs International	12/31/20	1	(14,448)	—	(14,448)
A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Euro-Bob Fuel Oil, fixed price $21.95(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	2	$(18,205)	$ —	$(18,205)
European Refined Margin, fixed price $3.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	4	3,582	—	3,582
European Refined Margin, fixed price $3.23(T)(3)	–	BNP Paribas S.A.	12/31/20	(2)	(76)	(114)	38
European Refined Margin, fixed price $3.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	982	—	982
European Refined Margin, fixed price $3.47(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	1,262	—	1,262
European Refined Margin, fixed price $3.50(T)(3)	–	Goldman Sachs International	12/31/21	1	595	—	595
European Refined Margin, fixed price $4.22(T)(3)	–	Citibank, N.A.	12/31/20	(7)	5,902	—	5,902
European Refined Margin, fixed price $4.40(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	(4)	4,190	—	4,190
European Refined Margin, fixed price $5.85(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(2,319)	—	(2,319)
European Refined Margin, fixed price $5.95(T)(3)	–	Goldman Sachs International	12/31/20	1	(1,606)	—	(1,606)
European Refined Margin, fixed price $6.00(T)(3)	–	BNP Paribas S.A.	3/31/21	5	(13,991)	(14,239)	248
European Refined Margin, fixed price $6.10(T)(3)	–	BNP Paribas S.A.	12/31/20	5	(14,281)	(15,109)	828
European Refined Margin, fixed price $6.12(T)(3)	–	BNP Paribas S.A.	12/31/21	3	(6,359)	(3,550)	(2,809)
European Refined Margin, fixed price $6.35(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	6	(13,532)	(6,705)	(6,827)
European Refined Margin, fixed price $6.75(T)(3)	–	Goldman Sachs International	12/31/20	4	(12,838)	—	(12,838)
European Refined Margin, fixed price $6.90(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	2	(6,068)	—	(6,068)
European Refined Margin, fixed price $7.55(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	9	(39,277)	—	(39,277)
Heating Oil - Brent Spread, fixed price $14.08(T)(3)	–	Goldman Sachs International	12/31/21	1	(7,438)	—	(7,438)
Heating Oil - Brent Spread, fixed price $14.10(T)(3)	–	BNP Paribas S.A.	12/31/21	1	(7,462)	—	(7,462)
Heating Oil - Brent Spread, fixed price $15.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	(9,079)	—	(9,079)
Heating Oil - Brent Spread, fixed price $15.50(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	1	(10,601)	(33)	(10,568)
Heating Oil - Brent Spread, fixed price $15.67(T)(3)	–	Citibank, N.A.	12/31/21	5	(35,876)	(1,243)	(34,633)
Heating Oil - Brent Spread, fixed price $17.32(T)(3)	–	Goldman Sachs International	12/31/21	(7)	67,914	—	67,914
A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	12/21/20	(18,200)	$(176,609)	$ —	$(176,609)
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/21/20	(10,400)	(83,179)	—	(83,179)
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	12/21/20	(8,200)	(75,918)	—	(75,918)
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Bank of America, N.A.	12/21/20	(1,200)	10,068	—	10,068
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,221	1,970	(3,551)	5,521
J.P. Morgan DEWE Commodity Index(M)	+30bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	6,633	92,060	—	92,060
J.P. Morgan FNJ 2 Index(M)	–	JPMorgan Chase Bank, N.A.	12/31/20	6,084	—	—	—
JPMorgan Custom Commodity Index(M)	+17bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	9,846	(34,109)	—	(34,109)
KC Hard Red Winter Wheat Weekly Options, fixed price $455.50(T)(3)	–	Citibank, N.A.	11/20/20	20	10,846	—	10,846
KC Hard Red Winter Wheat Weekly Options, fixed price $482.00(T)(3)	–	Goldman Sachs International	2/19/21	20	7,243	—	7,243
KC Hard Red Winter Wheat Weekly Options, fixed price $490.00(T)(3)	–	Goldman Sachs International	2/19/21	23	6,350	—	6,350
KC Hard Red Winter Wheat Weekly Options, fixed price $494.00(T)(3)	–	Goldman Sachs International	2/19/21	23	5,451	—	5,451
LLSDUB, fixed price $(0.20)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	1	184	—	184
LLSDUB, fixed price $(1.70)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	(7)	3,689	—	3,689
LLSDUB, fixed price $(2.50)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	1,365	—	1,365
London Gold Market Fixing Ltd. PM, pay fixed price $1945.60(T)(3)	–	Merrill Lynch International	1/29/21	2	(97,462)	—	(97,462)
London Gold Market Fixing Ltd. PM, pay fixed price $1954.87(T)(3)	–	Merrill Lynch International	1/29/21	1	(78,726)	—	(78,726)
London Gold Market Fixing Ltd. PM, pay fixed price $1964.10(T)(3)	–	Merrill Lynch International	1/29/21	1	(83,737)	—	(83,737)
London Gold Market Fixing Ltd. PM, pay fixed price $1968.14(T)(3)	–	Merrill Lynch International	1/29/21	1	(44,291)	—	(44,291)
London Gold Market Fixing Ltd. PM, pay fixed price $2019.05(T)(3)	–	BNP Paribas S.A.	12/01/20	—(r)	(12,689)	—	(12,689)
A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
London Gold Market Fixing Ltd. PM, pay fixed price $2039.52(T)(3)	–	Merrill Lynch International	11/30/20	1	$(73,694)	$ —	$(73,694)
London Gold Market Fixing Ltd. PM, pay strike 4.973%(T)(4)	–	BNP Paribas S.A.	5/13/21	336	2,822	—	2,822
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPMorgan Chase Bank, N.A.	8/02/24	138	2,080	—	2,080
Margin Eurobob Gasoline vs Brent, fixed price $(1.90)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	14,374	—	14,374
Margin Eurobob Gasoline vs Brent, fixed price $3.55(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	659	—	659
Margin Eurobob Gasoline vs Brent, fixed price $5.25(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	12	(13,779)	—	(13,779)
Margin Eurobob Gasoline vs Brent, fixed price $5.75(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	(1,977)	—	(1,977)
Margin Eurobob Gasoline vs Brent, fixed price $5.90(T)(3)	–	BNP Paribas S.A.	12/31/21	7	(12,939)	(28,563)	15,624
Margin Eurobob Gasoline vs Brent, fixed price $6.80(T)(3)	–	BNP Paribas S.A.	12/31/20	3	(10,330)	—	(10,330)
Margin Eurobob Gasoline vs Brent, fixed price $7.70(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	12	(44,421)	(58,756)	14,335
MEHCO, fixed price $(1.60)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(68)	—	(68)
MEHCO, fixed price $(1.62)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(86)	—	(86)
MEHCO, fixed price $(1.67)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	2	(262)	—	(262)
MEHCO, fixed price $(1.70)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(158)	—	(158)
MEHCO, fixed price $(1.70)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(158)	—	(158)
MEHCO, fixed price $(1.72)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(176)	—	(176)
MEHCO, fixed price $(2.10)(T)(3)	–	Citibank, N.A.	12/31/20	(2)	863	—	863
MEHCO, fixed price $(2.13)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	(2)	908	—	908
MEHCO, fixed price $(2.20)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	(5)	3,241	105	3,136
MEHCO, fixed price $(2.20)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	(2)	1,418	—	1,418
A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
MEHCO, fixed price $(2.68)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	$ 641	$ —	$ 641
MEHCO, fixed price $(2.82)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(7)	4,851	(33)	4,884
MEHCO, fixed price $(3.05)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	(3)	4,684	—	4,684
MEHDUB Calendar Swap, fixed price $(0.75)(T)(3)	–	Goldman Sachs International	12/31/20	—(r)	(16)	—	(16)
MEHMID, fixed price $1.84(T)(3)	–	Citibank, N.A.	12/31/21	6	(6,782)	(119)	(6,663)
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	2/16/21	6,423	(147,201)	—	(147,201)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $10.62(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(7,536)	—	(7,536)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.45(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	(1,170)	—	(1,170)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.63(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	(1,601)	—	(1,601)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.03(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	(3,676)	—	(3,676)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.17(3)	–	BNP Paribas S.A.	12/31/21	4	(11,530)	(3,211)	(8,319)
Wheat Futures, fixed price $537.25(T)(3)	–	JPMorgan Chase Bank, N.A.	11/20/20	(25)	(10,184)	—	(10,184)
Wheat Futures, fixed price $553.88(T)(3)	–	JPMorgan Chase Bank, N.A.	2/19/21	(20)	(5,969)	—	(5,969)
Wheat Futures, fixed price $557.75(T)(3)	–	Goldman Sachs International	2/19/21	(60)	(15,586)	—	(15,586)
Wheat Futures, fixed price $563.00(T)(3)	–	Goldman Sachs International	2/19/21	(50)	(10,365)	—	(10,365)
Wheat Futures, fixed price $563.00(T)(3)	–	Goldman Sachs International	2/19/21	(15)	(3,110)	—	(3,110)
Wheat Futures, fixed price $566.00(T)(3)	–	Goldman Sachs International	2/19/21	(20)	(3,547)	—	(3,547)
					$(5,429,558)	$(135,121)	$(5,294,437)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Reverse repurchase agreements outstanding at September 30, 2020:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2020
Barclays Bank PLC	(0.500)%	08/31/20	$ 999,595	09/15/22	$ 999,595
BNP Paribas S.A.	(0.450)%	08/19/20	7,965,214	11/19/20	7,847,414
BNP Paribas S.A.	(0.450)%	08/19/20	7,016,297	11/19/20	6,912,530
BNP Paribas S.A.	(0.450)%	09/02/20	1,450,629	11/18/20	1,436,418
BNP Paribas S.A.	(0.450)%	09/02/20	971,232	11/18/20	961,717
BNP Paribas S.A.	(0.450)%	09/02/20	2,852,724	11/18/20	2,824,776
BNP Paribas S.A.	(0.450)%	09/02/20	1,487,634	11/18/20	1,473,060
JPMorgan Chase Bank, N.A.	(0.490)%	08/19/20	2,572,026	11/19/20	2,533,987
JPMorgan Chase Bank, N.A.	(0.490)%	08/19/20	7,732,322	11/19/20	7,617,967
JPMorgan Chase Bank, N.A.	(0.480)%	08/26/20	600,359	11/18/20	595,634
JPMorgan Chase Bank, N.A.	(0.480)%	08/26/20	994,089	11/18/20	986,266
JPMorgan Chase Bank, N.A.	(0.470)%	08/19/20	8,338,716	11/19/20	8,215,393
			$42,980,837		$42,404,757
The aggregate value of Reverse Repurchase Agreements is $42,404,757. Sovereign Bonds with a market value of $43,927,534 have been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding as of September 30,2020.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A72